As filed with the Securities and Exchange Commission on April 17, 1998
                                                Securities Act File No. 33-20827
                                        Investment Company Act File No. 811-5518
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A
                                                                      +---+
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   | x |
                                                                      +---+
                                                                      +---+
                         Pre-Effective Amendment No. __               |   |
                                                                      +---+

                                                                      +---+
                        Post-Effective Amendment No. 54               | x |
                                                                      +---+

                                      and
                                                                      +---+
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 | x |
                                                                      +---+

                                                                      +---+
                               Amendment No. 56                       | x |
                                                                      +---+



















                              --------------------
                               THE RBB FUND, INC.

     (Government Securities Portfolio: RBB Family Class; BEA International Equity Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA High Yield Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA Emerging Markets Equity Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA U.S. Core Equity Portfolio: BEA Class; BEA U.S. Core Fixed Income
Portfolio: BEA Class; BEA Strategic Global Fixed Income Portfolio: BEA Class; BEA Municipal Bond Fund Portfolio: BEA Class; BEA Balanced Fund Portfolio: BEA Class; BEA Short Duration Portfolio: BEA Class; BEA Global Telecommunications
Portfolio: BEA Investor Class and BEA Advisor Class; NI Micro Cap Fund: NI Class; NI Growth Fund: NI Class; NI Growth & Value Fund: NI Class; NI Larger Cap Value Fund: NI Class; Boston Partners Large Cap Value Fund: Boston Partners Advisor Class, Boston Partners Institutional Class and Boston Partners Investor Class; Boston Partners Mid Cap Value Fund: Boston Partners Institutional Class and Boston Partners Investor Class; Boston Partners Bond Fund: Boston Partners Institutional Class and Boston Partners Investor Class; Boston Partners Micro Cap Value Fund: Boston Partners Institutional Class and Boston Partners Investor Class; Schneider Capital Management Value Fund; BEA Long-Short Market Neutral
Fund: BEA Class and BEA Advisor Class; BEA Long-Short Equity Fund: BEA Class and BEA Advisor Class; Money Market Portfolio: RBB Family Class, Cash Preservation Class, Sansom Street Class, Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; Municipal Money Market Portfolio: RBB Family Class, Cash Preservation Class, Sansom Street Class, Bedford Class, Bradford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; Government Obligations Money Market Portfolio: Sansom Street Class, Bedford Class, Bradford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; New York Municipal Money Market Portfolio: Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class)


--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)
                         Bellevue Park Corporate Center
                         400 Bellevue Parkway, Suite 100
                              Wilmington, DE 19809
                    (Address of Principal Executive Offices)

                ------------------------------------------------
                  Registrant's Telephone Number: (302) 792-2555

                                   Copies to:

GARY M. GARDNER, ESQUIRE                            MICHAEL P. MALLOY, ESQUIRE
PNC Bank, National Association                      Drinker Biddle & Reath LLP
1600 Market Street, 28th Floor                      1100 PNB Building
Philadelphia, PA 19103                              1345 Chestnut Street
(Name and Address of Agent for Service)             Philadelphia, PA  19107-3496


It is proposed that this filing will become effective (check appropriate box)
+---+
|   | immediately upon filing pursuant to paragraph (b)
+---+
+---+
|   | on (date) pursuant to paragraph (b)
+---+
+---+
|   | 60 days after filing pursuant to paragraph (a)(1)
+---+
+---+
|   | on (date) pursuant to paragraph (a)(1)
+---+
+---+
| x | 75 days after filing pursuant to paragraph (a)(2)
+---+
+---+
|   | on (date) pursuant to paragraph (a)(2) of Rule 485
+---+
If appropriate, check the following box:

+---+ This post-effective amendment designates a new effective date for a
|   | previously filed post-effective amendment.
+---+

                      Title of Securities Being Registered:
                             Class DDD Common Stock
                             Class EEE Common Stock

         The purpose of this Post-Effective Amendment is to register shares of one new portfolio of Registrant.

                               THE RBB FUND, INC.
                     (BOSTON PARTNERS INSTITUTIONAL CLASS OF
                    THE BOSTON PARTNERS MICRO CAP VALUE FUND)



                              CROSS REFERENCE SHEET
                              ---------------------

FORM N-1A ITEM                                                         LOCATION
--------------                                                         --------

         Part A                                                        Prospectus

1.       Cover Page...............................................      Cover Page

2.       Synopsis.................................................      Introduction

3.       Condensed Financial Information..........................      Not Applicable

4.       General Description of Registrant........................      Cover Page; The Fund; Investment Objectives and
                                                                        Policies

5.       Management of the Fund...................................      Management

6.       Capital Stock and Other Securities.......................      Cover Page; Dividends and Distributions; Multi-
                                                                        Class Structure; Description of Shares

7.       Purchase of Securities Being Offered.....................      How to Purchase Shares; Net Asset Value

8.       Redemption or Repurchase.................................      How to Redeem and Exchange Shares; Net Asset Value

9.       Legal Proceedings........................................      Inapplicable

          PART B                                                           STATEMENT OF ADDITIONAL INFORMATION


10.       Cover Page...............................................         Cover Page

11.       Table of Contents........................................         Contents

12.       General Information and History..........................         General; See Prospectus - "The Fund"

13.       Investment Objectives and Policies.......................         Investment Objectives and Policies

14.       Management of the Fund...................................         Directors and Officers; Investment Advisory,
                                                                            Distribution and Servicing Arrangements

15.       Control Persons and Principal Holders
            of Securities..........................................         Miscellaneous

16.       Investment Advisory and Other
            Services...............................................         Investment Advisory, Distribution and Servicing
                                                                            Arrangements; See Prospectus - "Management"

17.       Brokerage Allocation and Other
            Practices..............................................         Portfolio Transactions

18.       Capital Stock and Other Securities.......................         Additional Information Concerning Fund Shares; See
                                                                            Prospectus - "Dividends and Distributions" "Multi
                                                                            Class Structure" and "Description of Shares"

19.       Purchase, Redemption and Pricing of
            Securities Being Offered...............................         Purchase and Redemption Information Valuation of
                                                                            Shares; See Prospectus - "How to Purchase Shares",
                                                                            "How to Redeem and Exchange Shares" and
                                                                            "Distribution of Fund Shares"

20.       Tax Status...............................................         Taxes; See Prospectus - "Taxes"

21.       Underwriters.............................................         Portfolio Transactions

22.       Calculation of Performance Data..........................         Performance Information

23.       Financial Statements.....................................         Financial Statements



          PART C                                                           OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                      BOSTON PARTNERS MICRO CAP VALUE FUND
                             (INSTITUTIONAL SHARES)
                                       OF
                               THE RBB FUND, INC.

         Boston Partners Micro Cap Value Fund (the "Fund") is an investment portfolio of The RBB Fund, Inc. ("RBB"), an open-end management investment company. The shares of the Institutional Class ("Shares") offered by this Prospectus represent interests in the Fund. The Fund is a diversified fund that seeks long-term growth of capital, with current income as a secondary objective, primarily through equity investments, such as common stocks. It seeks to achieve its objectives by investing at least 65% of its total assets in a diversified portfolio consisting of equity securities of issuers with market capitalizations that do not exceed $500 million when purchased by the Fund, and identified by Boston Partners Asset Management, L.P. (the "Adviser") as equity securities that possess value characteristics. The Adviser examines various factors in determining the value characteristics of such issuers, including, but not limited to, price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.

         This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated __________, 1998, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from the Fund by calling (800) 311-9783 or 9829. The Prospectus and the Statement of Additional Information are available for reference, along with other related materials, on the SEC Internet Web Site (http://www.sec.gov).

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                     __________, 1998

EXPENSE TABLE

         The following table illustrates the shareholder transaction and annual operating expenses that are estimated to be incurred by Institutional Shares of the Fund (after fee waivers and expense reimbursements) during the next twelve months as a percentage of average daily net assets. An example based on the summary is also shown.

SHAREHOLDER TRANSACTION EXPENSES

         Maximum Sales Charge Imposed on Purchases.......................None
         Maximum Sales Charge Imposed on Reinvested Dividends............None
         Maximum Deferred Sales Charge...................................None
         Redemption Fee1................................................1.00%
         Exchange Fee....................................................None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

         Management Fees (after waivers)2...............................0.00%
         12b-1 Fees (after waivers)2....................................0.00%
         Other Expenses.................................................1.55%
         Total Fund Operating Expenses (after waivers and
                  expense reimbursements)2..............................1.55%

   1 To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of the all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

   2 In the absence of fee waivers and expense reimbursements, Management Fees would be 1.25%, Other Expenses would be 2.00%, 12b-1 Fees would be 0.15% and Total Fund Operating Expenses would be 3.40%. Management Fees and 12b-1 Fees are each based on average daily net assets and are calculated daily and paid monthly.

EXAMPLE

         An investor would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period (including the 1.00% transaction fee on redemptions made within a year of purchase):

                                                        ONE            THREE
                                                        YEAR           YEARS

Boston Partners Micro Cap Value Fund                    $16             $49

         The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects expense reimbursements and voluntary waivers of Management Fees and 12b-1 fees for the Fund, which are expected to be in effect during the current fiscal year. However, the Adviser, the Distributor and the Fund's other service providers are under no obligation with respect to such expense reimbursements and waivers and there can be no assurance that any future expense reimbursements and waivers of Management Fees or 12b-1 Fees will not vary from the figures reflected in the Fee Table.

         The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

INTRODUCTION

         RBB is an open-end management investment company incorporated under the laws of the State of Maryland currently operating or proposing to operate twenty-six separate investment portfolios. The Shares offered by this Prospectus represent an interests in the Boston Partners Micro Cap Value Fund. RBB was incorporated in Maryland on February 29, 1988.

INVESTMENT OBJECTIVES AND POLICIES

         The Fund's investment objective is to provide long-term growth of capital, with current income as a secondary objective, primarily through equity investments, such as common stocks. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in a diversified portfolio consisting primarily of equity securities of issuers with market capitalizations that do not exceed $500 million when purchased by the Fund, and identified by the Adviser as equity securities that possess value characteristics.

         The Fund generally invests in the equity securities of small companies. The Adviser will seek to invest in companies it considers to be well managed and to have attractive fundamental financial characteristics. The Adviser believes greater potential for price appreciation exists among small companies since they tend to be less widely followed by other securities analysts and thus may be more likely to be undervalued by the market. The Fund may invest from time to time a portion of its assets, not to exceed 35% (under normal conditions) at the time of purchase, in companies with considerably larger market capitalizations.

         The Fund presents greater risks than funds that invest in equity securities of larger companies for the following reasons: Companies in which the Fund primarily invests will include those that have limited product lines, markets, or financial resources, or are dependent upon a small management group. In addition, because these stocks are not well known to the investing public, do not have significant institutional ownership, and are followed by relatively few securities analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. Historically, small capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these small company stocks are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, the greater sensitivity of small companies to changing economic conditions, the fewer market makers and the wider spreads between quoted bid and asked prices which exist in the over-the-counter market for such stocks. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the Fund will be more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Composite Stock Price Index.

         The securities in which the Fund invests will often be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. They may be subject to wide fluctuations in market value. The trading market for any given security may be sufficiently thin as to make it difficult for the Fund to dispose of a substantial block of such securities. The disposition by the Fund of portfolio securities to meet redemptions or otherwise may require the Fund to sell these securities at a discount from market prices or during periods when, in the Adviser's judgment, such disposition is not desirable or to make many small sales over a lengthy period of time.

         The Adviser examines various factors in determining the value characteristics of such issuers, including, but not limited to, price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.

         The Adviser selects securities for the Fund based on a fundamental analysis of industries and companies, earning power and growth and other investment criteria. In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund will not invest 25% or more of its total assets in any one industry.

         The Fund may invest up to 25% of its total assets in securities of foreign issuers, including American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs"). Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operating in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies. The Fund may hold from time to time various foreign currencies pending their investment in foreign securities or their conversion into U.S. dollars. The value of the assets of the Fund as measured in U.S. dollars may therefore be affected favorably or unfavorably by changes in exchange rates. There may be less publicly available information concerning foreign issuers than is available with respect to U.S. issuers. Foreign securities may not be registered with the U.S. Securities and Exchange Commission, and generally, foreign companies are not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. ADRs and EDRs are receipts issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs and EDRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR and EDR prices are denominated in U.S. dollars, even though the underlying security may be denominated in a foreign currency. The underlying security may be subject to foreign government taxes which would reduce the yield on such securities. Investments in such instruments involve risks similar to those of investing directly in foreign securities. See "Investment Objectives and Policies--Foreign Securities" in the Statement of Additional Information.

         The Fund may invest the remainder of its total assets in derivative securities; debt securities issued by U.S. banks, corporations and other business organizations that are investment grade securities; and debt securities issued by the U.S. government or government agencies.

         In accordance with the above-mentioned policies, the Fund may also invest in indexed securities, repurchase agreements, reverse repurchase agreements, dollar rolls, financial futures contracts, options on futures contracts and may lend portfolio securities. See "Investment Objectives and Policies" in the Statement of Additional Information.

         The Fund may invest in registered investment companies and investment funds in foreign countries subject to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"), and as discussed in "Investment Objectives and Policies" in the Statement of Additional Information. If the Fund invests in such investment companies, the Fund will bear its proportionate share of the costs incurred by such companies, including investment advisory fees.

         While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser would determine when market conditions warrant temporary defensive measures.

         The Fund's investment objective and the policies described above may be changed by RBB's Board of Directors without the affirmative vote of the holders of a majority of the outstanding Shares representing interests in the Fund.


INVESTMENT LIMITATIONS

         The Fund may not change the following investment limitations without shareholder approval. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

         The Fund may not:

         1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

         2. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of the Fund to be invested in the obligations of issuers in any single industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

         3. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) are in excess of 5% of its total assets. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

         If a percentage restriction is satisfied at the time of investment, a later increase or decrease in percentage resulting from a change in values will not constitute a violation of that restriction.

PORTFOLIO TURNOVER

         The Fund retains the right to sell securities irrespective of how long they have been held. The Adviser estimates that the annual turnover in the Fund will not exceed 150%. Such a relatively high portfolio turnover will be accompanied by relatively high transactional (i.e., brokerage) costs. It may also result in increased capital gains realized by the Fund and distributed to shareholders.


RISK FACTORS

         As with other mutual funds, there can be no assurance that the Fund will achieve its objective. The net asset value per share of Shares representing an interest in the Fund will fluctuate as the values of its portfolio securities change in response to changing conditions in the equity market. An investment in the Fund is not intended to constitute a balanced investment program. As of the date of this Prospectus, U.S. stock markets were trading at or close to record high levels and there can be no guarantee that such levels will continue. Other risk factors are discussed above under "Investment Objectives and Policies" and in the Statement of Additional Information under "Investment Objectives and Policies."

         Investment methods described in this Prospectus are among those which the Fund has the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.


MANAGEMENT

BOARD OF DIRECTORS

         The business and affairs of RBB and the Fund are managed under the direction of RBB's Board of Directors.

INVESTMENT ADVISER

         Boston Partners Asset Management, L.P., located at One Financial Center, 43rd Floor, Boston, Massachusetts 02111, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management as of March 31, 1998, in excess of $15 billion. The adviser is organized as a Delaware limited partnership whose sole general partner is Boston Partners, Inc., a Delaware corporation.

         Subject to the supervision and direction of the Trust's Board of Trustees, the Adviser manages the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund. For its services to the Fund, the Adviser is paid a monthly advisory fee computed at an annual rate of 1.25% of the Fund's average daily net assets. The Adviser has notified RBB, however, that it intends to waive all advisory fees during the current fiscal year.

PORTFOLIO MANAGEMENT

         The day-to-day portfolio management of the Fund is the responsibility of David M. Dabora and Wayne J. Archambo who are portfolio managers of the Adviser. Prior to taking on day to day responsibilities for the Micro Cap Value Fund, Mr. Dabora was an assistant portfolio manager/analyst of the premium equity product of the Adviser, an all-cap value institutional product. Before joining the Adviser in April 1995, Mr. Dabora had been employed by The Boston Company Asset Management, Inc. since 1991 as a senior equity analyst. Mr. Dabora has over 10 years of investment experience and is a Chartered Financial Analyst. Mr. Archambo oversees the investment activities of the Adviser's $900 million of mid-capitalization value equity product, including the $56 million Mid Cap Value Fund and small-capitalization value institutional equity assets under management worth approximately $1.2 billion. Prior to joining the Adviser in April 1995, Mr. Archambo had been employed by The Boston Company Asset Management, Inc. since 1989 as a senior portfolio manager and a member of that firm's Equity Policy Committee. Mr. Archambo has over 15 years of investment experience and is a Chartered Financial Analyst.

ADMINISTRATOR

         PFPC Inc. ("PFPC") serves as administrator to the Fund and generally assists the Fund in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting. For its services, PFPC receives a fee calculated at an annual rate of .125% of the Fund's average daily net assets, with a minimum annual fee of $75,000 payable monthly on a pro rata basis. PFPC has notified the Fund that it intends to waive one-half of its minimum annual fee during the current fiscal year.

ADMINISTRATIVE SERVICES AGENT

         Counsellors Funds Service, Inc. ("Counsellors Service"), a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc. ("Warburg"), provides certain administrative services to the Fund not otherwise provided by PFPC. Counsellors Service's principal business address is 466 Lexington Avenue,
New York, New York 10017. Counsellors Service furnishes certain internal quasi-legal, executive and administrative services to the Fund, acts as a liasion between the Fund and its various service providers and coordinates and assists in the preparation of proxy statements and reports prepared on behalf of the Fund. For its services, Counsellors Service is entitled to a monthly fee calculated at the annual rate of .15% of the Fund's average daily net assets. Counsellors Service is currently waiving fees in excess of .04% of the Fund's average daily net assets.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

         PNC Bank, National Association ("PNC Bank") serves as the Fund's custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent. The principal offices of PFPC, an indirect, wholly-owned subsidiary of PNC Bank, are located at 400 Bellevue Parkway, Wilmington, Delaware 19809.

DISTRIBUTOR

         Counsellors Securities Inc. (the "Distributor"), a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc., with a principal business address at 466 Lexington Avenue, New York, New York, acts as distributor for the Shares pursuant to a distribution agreement (the "Distribution Agreement") with RBB on behalf of the Shares.

EXPENSES

         The expenses of the Fund are deducted from its total income before dividends are paid. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios. The Institutional Class of the Fund pays its own distribution fees, and may pay a different share of other expenses than other classes (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Institutional Class or if it receives different services.

         The Adviser may assume expenses of the Fund from time to time. To the extent any service providers assume expenses of the Fund, such assumption of expenses will have the effect of lowering the Fund's overall expense ratio and increasing its yield to investors.


DISTRIBUTION OF SHARES

         The Board of Directors of RBB has approved and adopted a Distribution Agreement and Plan of Distribution for the Shares (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.15% on an annualized basis of the average daily net assets of the Shares. The actual amount of such compensation under the Plan is agreed upon by RBB's Board of Directors and by the Distributor. Under the Distribution Agreement, the Distributor has agreed to accept compensation for its services thereunder and under the Plan in the amount of 0.04% on the first $200 million of the average daily net assets of the Fund on an annualized basis in any year and 0.05% thereafter. Such compensation may be increased up to the amount permitted by the Plan with the approval of RBB's Board of Directors. The Distributor may, in its discretion, from time to time waive voluntarily all or any portion of its distribution fee. The Distributor intends to waive all fees under the Plan during the current fiscal year.

         Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares,
(ii) ongoing servicing and/or maintenance of the accounts of Shareholders, and
(iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund's 12b-1 Plan. The Distributor may pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

         The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Shares the fee agreed to under the Distribution Plan. Payments under the Plan are not tied exclusively to expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.

         The Adviser, the Distributor or either of their affiliates may, at their own expense, provide promotional incentives for qualified recipients who support the sale of Shares, consisting of securities dealers who have sold Shares or others, including banks and other financial institutions, under special arrangements. Incentives may include opportunities to attend business meetings, conferences, sales or training programs for recipients, employees or clients and other programs or events and may also include opportunities to participate in advertising or sales campaigns and/or shareholder services and programs regarding one or more Boston Partners Funds. Travel, meals and lodging may also be paid in connection with these promotional activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of Shares.


HOW TO PURCHASE SHARES

GENERAL

         Shares representing an interest in the Fund are offered continuously for sale by the Distributor. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application to the Fund's transfer agent, PFPC. Purchases of Shares may be effected by wire to an account to be specified by PFPC or by mailing a check or Federal Reserve Draft, payable to the order of "The Boston Partners Micro Cap Value Fund," c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. The name of the Fund, Boston Partners Micro Cap Value Fund, must also appear on the check or Federal Reserve Draft. Shareholders may not purchase shares of the Boston Partners Micro Cap Value Fund with a check issued by a third party and endorsed over to the Fund. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Fund must be at least $100,000 and subsequent investments must be at least $5,000. For purposes of meeting the minimum initial purchase, clients which are part of endowments, foundation or other related groups may be aggregated. The Fund reserves the right to suspend the offering of Shares for a period of time or to reject any purchase order. As of the date of this Prospectus, the Fund intends to suspend the offering of Shares upon the Fund's attaining $200 million in total assets.

         Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange, Inc. (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday.

         The price paid for Shares purchased is based on the net asset value next computed after a purchase order is received in good order by the Fund or its agents. Orders received by the Fund or its agents prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) are priced at that Business Day's net asset value. Orders received by the Fund or its agents after its close of the NYSE are priced at the net asset value next determined on the following Business Day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after the Fund or its agents receives the order and the completed application.

         Shares may be purchased and subsequent investments may be made by principals and employees of the Adviser, and by their spouses and children, either directly or through their individual retirement accounts, and by any pension and profit-sharing plan of the Adviser, without being subject to the minimum investment limitations.

         An investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. An investor's bank or broker may impose a charge for this service. The Fund does not currently impose a service charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire for an initial investment, it is important that an investor follows these steps:

         A. Telephone the Fund's transfer agent, PFPC, toll-free (888) 261-4073, and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

         B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC:

                   PNC Bank, N.A.
                   Philadelphia, PA 19103
                   ABA NUMBER: 0310-0005-3
                   CREDITING ACCOUNT NUMBER: 86-1108-2507
                   FROM: (name of investor)
                   ACCOUNT NUMBER: (Investor's account number with the Fund) FOR PURCHASE OF: (name of the Fund)
                   AMOUNT: (amount to be invested)

         C. Fully complete and sign the application and mail it to the address shown thereon. PFPC will not process purchases until it receives a fully completed and signed application.

         For subsequent investments, an investor should follow steps A and B above.

AUTOMATIC INVESTING

         Additional investments in Shares may be made automatically by authorizing the Fund's transfer agent to withdraw funds from your bank account. Investors desiring to participate in the automatic investing program should call the Fund's transfer agent, PFPC, at (888) 261-4073 to obtain the appropriate forms.


HOW TO REDEEM AND EXCHANGE SHARES

REDEMPTION BY MAIL

         Shareholders may redeem for cash some or all of their Shares of the Fund at any time. To do so, a written request in proper form must be sent directly to Boston Partners Micro Cap Value Fund, c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. There is no charge for a redemption, unless the Shareholder has held his or her Shares for less than one year, upon which a fee equal to 1% of the net asset value of the Shares redeemed at the time of redemption will be imposed.

         A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed according to the procedures described below under "Exchange Privilege."

         Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. In the case of shareholders holding share certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Fund's transfer agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

TRANSACTION FEE IMPOSED ON CERTAIN REDEMPTIONS

         The Fund requires the payment of a transaction fee on redemptions of Shares of the Fund held for less than one year equal to 1.00% of the net asset value of such Shares redeemed at the time of redemption. This additional transaction fee is paid to the Fund, NOT to the adviser, distributor or transfer agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. The purpose of the additional transaction fee is to indirectly allocate transaction costs associated with redemptions to those investors making redemptions after holding their shares for a short period, thus protecting existing shareholders. These costs include: (1) brokerage costs; (2) market impact costs -- i.e., the decrease in market prices which may result when the Fund sells certain securities in order to raise cash to meet the redemption request; (3) the realization of capital gains by the other shareholders in the Fund; and (4) the effect of the "bid-ask" spread in the over-the-counter market. The 1.00% amount represents the Fund's estimate of the brokerage and other transaction costs which may be incurred by the Fund in disposing of stocks in which the Fund may invest. Without the additional transaction fee, the Fund would generally be selling its shares at a price less than the cost to the Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Fund. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions.

INVOLUNTARY REDEMPTION

         The Fund reserves the right to redeem a shareholder's account at any time the net asset value of the account falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS

         With the exception of redemptions to which the 1.00% transaction fee applies, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents. For redemptions to which the additional transaction fee applies, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents, less an amount equal to 1.00% of the net asset value of such Shares redeemed that the shareholder has held for less than one year. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund or its agents of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the 1940 Act. If the Shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay mailing a redemption check, which may be a period of up to 15 days, pending a determination that the check has cleared. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act so that a portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a portfolio.

EXCHANGE PRIVILEGE

         The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Shares of the Fund for Institutional Shares of the Boston Partners Large Cap Value Fund, Boston Partners Mid Cap Value Fund or Boston Partners Bond Fund up to three (3) times per year. Such exchange will be effected at the net asset value of the exchanged Fund and the net asset value of the Boston Partners Large Cap Value Fund, Boston Partners Mid Cap Value Fund or Boston Partners Bond Fund next determined after PFPC's receipt of a request for an exchange. An exchange of Shares will be treated as a sale for federal income tax purposes. See "Taxes." A shareholder wishing to make an exchange may do so by sending a written request to PFPC.

         If the exchanging shareholder does not currently own Institutional Shares of the Boston Partners Large Cap Value Fund, Boston Partners Mid Cap Value Fund or Boston Partners Bond Fund, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program
(MSP). Signature guarantees that are not part of these programs will not be accepted. The exchange privilege may be modified or terminated at any time, or from time to time, by RBB, upon 60 days' written notice to shareholders.

         If an exchange is to a new account in the Boston Partners Large Cap Value Fund, Boston Partners Mid Cap Value Fund or Boston Partners Bond Fund, the dollar value of Institutional Shares acquired must equal or exceed that Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed that Fund's minimum for subsequent investments. If any amount remains in the Fund from which the exchange is being made, such amount must not drop below the minimum account value required by the Fund.

EXCHANGE PRIVILEGE LIMITATIONS

         The Fund's exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Fund and increase transactions costs, the Fund has established a policy of limiting excessive exchange activity.

         Shareholders are entitled to three (3) exchange redemptions (at least 30 days apart) from the Fund during any twelve-month period. Notwithstanding these limitations, the Fund reserves the right to reject any purchase request (including exchange purchases from the Boston Partners Large Cap Value Fund, Boston Partners Mid Cap Value Fund and Boston Partners Bond Fund) that is deemed to be disruptive to efficient portfolio management.

TELEPHONE TRANSACTIONS

         In order to request a telephone exchange or redemption, a shareholder must have completed and returned an account application containing a telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange or redemption by calling (888) 261-4073. Neither RBB, the Fund, the Distributor, the Administrator nor any other Fund agent will be liable for any loss, liability, cost or expense for following RBB's telephone transaction procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.

         RBB's telephone transaction procedures include the following measures:
(1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match RBB's records; (3) requiring RBB's service representative to complete a telephone transaction form, listing all of the above caller identification information;
(4) permitting exchanges only if the two account registrations are identical;
(5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) Business Days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.


NET ASSET VALUE

         The net asset values for each class of a fund are calculated by adding the value of the proportionate interest of the class in a fund's cash, securities and other assets, deducting actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class. The net asset value of each class are calculated independently of each other class. The net asset values are calculated as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time on each Business Day.

         Valuation of securities held by the Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

         With the approval of RBB's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value the Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS

         The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

         The Fund will declare and pay dividends from net investment income annually and will pay them in the calendar year in which they are declared, generally in December. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.


TAXES

         The following discussion is only a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

         The Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares.

         Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Fund, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to bonds bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

         RBB will send written notices to shareholders annually regarding the tax status of distributions made by the Fund. Dividends declared in December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. The Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

         Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received, although the distribution is, in effect, a return of capital.

         Shareholders who exchange shares representing interests in one Fund for shares representing interests in another Fund will generally recognize capital gain or loss for federal income tax purposes.

         Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.


MULTI-CLASS STRUCTURE

         The Fund offers one other class of shares, Investor Shares, which are offered directly to individual investors pursuant to a separate prospectus. Shares of each class represent equal pro rata interests in the Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. The Fund will quote performance of the Investor Shares separately from Institutional Shares. Because of different expenses paid by the Institutional Shares, the total return on such shares can be expected, at any time, to be different than the total return on Investor Shares. Information concerning other classes may be obtained by calling the Fund at (800) 311-9783 or 9829.


DESCRIPTION OF SHARES

         RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified into __ different classes of Common Stock. See "Description of Shares" in the Statement of Additional Information."

         THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO BOSTON PARTNERS MICRO CAP VALUE FUND AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO BOSTON PARTNERS MICRO CAP VALUE FUND.

         Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to the Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in the Fund. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

         RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

         Holders of Shares of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.

         As of ___________, 1998, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.


OTHER INFORMATION

REPORTS AND INQUIRIES

         Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC Inc., the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (888) 261-4073.

SHARE CERTIFICATES

         In the interest of economy and convenience, physical certificates representing Shares in the Fund are not normally issued.

FUTURE PERFORMANCE INFORMATION

         From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Fund's performance with other measures of investment return. For example, the Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the ____________ Index. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as BUSINESS WEEK, FORTUNE, INSTITUTIONAL INVESTOR, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, THE NEW YORK TIMES, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTA-TIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                   TABLE OF CONTENTS
                                                 PAGE

INTRODUCTION......................................  4
INVESTMENT OBJECTIVES AND POLICIES................  4
INVESTMENT LIMITATIONS............................  7
RISK FACTORS......................................  8
MANAGEMENT........................................  8
DISTRIBUTION OF SHARES............................ 10
HOW TO PURCHASE SHARES............................ 11
HOW TO REDEEM AND EXCHANGE SHARES................. 13
NET ASSET VALUE................................... 17
DIVIDENDS AND DISTRIBUTIONS....................... 17
TAXES............................................. 18
MULTI-CLASS STRUCTURE............................. 19
DESCRIPTION OF SHARES............................. 19
OTHER INFORMATION................................. 20


INVESTMENT ADVISER
Boston Partners Asset Management, L.P.
Boston, Massachusetts

CUSTODIAN
PNC Bank, N.A.
Philadelphia, Pennsylvania

TRANSFER AGENT AND ADMINISTRATOR
PFPC Inc.
Wilmington, Delaware

DISTRIBUTOR
Counsellors Securities Inc.
New York, New York

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania




PROSPECTUS

__________, 1998









                    BOSTON PARTNERS
                       MICRO CAP
                      VALUE FUND

                (Institutional Shares)










bp

BOSTON PARTNERS ASSET MANAGEMENT, L.P.

         BOSTON PARTNERS MICRO CAP VALUE FUND
                  (INSTITUTIONAL CLASS)

bp
BOSTON PARTNERS ASSET MANAGEMENT, L.P.

ACCOUNT APPLICATION
PLEASE NOTE: Do not use this form to open a retirement plan account. For an IRA application or help with this Application, please call 1-888-261-4073

+--------------+  (Please check the appropriate box(es) below.)
| 1            |  |_|  Individual          |_|  Joint Tenant         |_|  Other
| Account      |
| Registration:|  --------------------------------------------------------------
+--------------+  Name                          SOCIAL SECURITY NUMBER OR
                                                TAX ID # OF PRIMARY OWNER

                  --------------------------------------------------------------
                  NAME OF JOINT OWNER           JOINT OWNER SOCIAL SECURITY
                                                NUMBER OR TAX ID #
                  For joint accounts,the account registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.

---------------   |_|  UNIFORM GIFTS/TRANSFER TO MINOR'S ACT
GIFT TO MINOR:

---------------   --------------------------------------------------------------
                  NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

                  --------------------------------------------------------------
                  NAME OF MINOR (ONLY ONE PERMITTED)

                  --------------------------------------------------------------
                  MINOR'S SOCIAL SECURITY NUMBER AND DATE OF BIRTH
---------------
CORPORATION,
PARTNERSHIP, TRUST
OR OTHER ENTITY:

---------------   --------------------------------------------------------------
                  NAME OF CORPORATION, PARTNERSHIP,        NAME(S) OF TRUSTEE(S)
                  OR OTHER

                  --------------------------------------------------------------
                  TAXPAYER IDENTIFICATION NUMBER


+--------------+  --------------------------------------------------------------
| 2            |  STREET OR P.O. BOX AND/OR APARTMENT NUMBER
| Mailing      |
| Address:     |  --------------------------------------------------------------
+--------------+  CITY                                    STATE         ZIP CODE

                  --------------------------------------------------------------
                  DAY PHONE NUMBER                          EVENING PHONE NUMBER


+--------------+ Minimum initial investment of $100,000
| 3            | Amount of investment $____________
| Investment   | Make the check payable to Boston Partners Micro Cap Value Fund.
| Information: |
+--------------+ Shareholders may not purchase shares of this Fund with a check issued by a third party and endorsed over to the Fund.

---------------
DISTRIBUTION      NOTE:  Dividends and capital gains may be reinvested or paid
OPTIONS:          by check.  If not options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.

                  DIVIDENDS |_| Pay by check |_| Reinvest |_|
                  CAPITAL GAINS |_| Pay by check |_| Reinvest |_|

+--------------+  To use this option, you must initial the appropriate line
| 4            |  below. I authorize the Transfer Agent to accept instructions
| Telephone    |  from any persons to redeem or exchange shares inmy account(s)
| Redemption: | by telephone in accordance with the procedures and conditions +--------------+ set forth in the Fund'scurrent prospectus.

                  Redeem shares, and send the proceeds to the address of record.

                  ----------------------------        --------------------------
                  individual initial                  joint initial

                  Exchange shares for shares of The Boston joint initial Partners Large Cap Value Fund, Boston Partners Mid Cap Value Fund or Boston Partners Bond Fund.

+--------------+ The Account Investment Plan which is available to shareholders
| 5            | of the Fund, makes possible regularly scheduled purchases of
| Automatic    | Fund shares to allow dollar-cost averaging. The Fund's Transfer
| Investment   | Agent can arrange for an amount of money selected by you to be
| Plan:        | deducted from your checking account and used to purchase shares
+--------------+ of the Fund.

                 Please debit $________ from my checking account (named below on or about the 20th of the month. Please attach an unsigned, voided check.
                 |_| Monthly |_| Every Alternate Month |_| Quarterly |_| Other

---------------  ---------------------------------------------------------------
BANK OF RECORD:  BANK NAME                            STREET ADDRESS OR P.O. BOX

---------------  ---------------------------------------------------------------
                 CITY                    STATE                          ZIP CODE

                 ---------------------------------------------------------------
                 BANK ABA NUMBER                             BANK ACCOUNT NUMBER


+--------------+ The undersigned warrants that I (we) have fully authority and,
| 6            | if a natural person, I (we) am (are) of legal age to purchase
| Signatures: | shares pursuant to this Account Application, and I (we) have +--------------+ received a current prospectus for the Fund in which I (we) am
                 (are) investing. Under the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to have the following certification:
                 Under penalties of perjury, I certify that:
                 (1) The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to), and
                 (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service that I am subject to 31% backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

                 NOTE: YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX RETURN. THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION REQUIRED TO AUDIT BACKUP WITHHOLDING.

                 ---------------------------------------------------------------
                 SIGNATURE OF APPLICANT                      DATE

                 ---------------------------------------------------------------
                 PRINT NAME                            TITLE (IF APPLICABLE)

                 ---------------------------------------------------------------
                 SIGNATURE OF JOINT OWNER                    DATE

                 ---------------------------------------------------------------
                 PRINT NAME                            TITLE (IF APPLICABLE)


                 (If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity.)

                 For information on additional options, such as IRA Applications, rollover requests for qualified retirement plans, or for wire instructions, please call us at 1-888-261-4073.

                 MAIL COMPLETED ACCOUNT APPLICATION
                 AND CHECK TO:          THE BOSTON PARTNERS MICRO CAP VALUE FUND
                                        C/O PFPC INC.
                                        P.O. BOX 8852
                                        WILMINGTON, DE  19899-8852

                                     THE RBB FUND, INC.
                           (BOSTON PARTNERS INVESTOR CLASS OF
                          THE BOSTON PARTNERS MICRO CAP VALUE FUND)



                                CROSS REFERENCE SHEET


Form N-1A Item                               Location

    Part A                                   Prospectus

1.  Cover Page..............................   Cover Page

2.  Synopsis................................   Introduction

3.  Condensed Financial Information.........   Not Applicable

4.  General Description of Registrant.......   Cover Page; The Fund; Investment
                                               Objectives and Policies

5.  Management of the Fund..................   Management

6.  Capital Stock and Other Securities......   Cover Page; Dividends and
                                               Distributions; Multi Class
                                               Structure; Description of Shares

7.  Purchase of Securities Being Offered....   How to Purchase Shares; Net Asset
                                               Value

8.  Redemption or Repurchase................   How to Redeem and Exchange
                                               Shares; Net Asset Value

9.  Legal Proceedings.......................   Inapplicable

    PART B                                STATEMENT OF ADDITIONAL INFORMATION


10. Cover Page..............................   Cover Page

11. Table of Contents.......................   Contents

12. General Information and History.........   General; See Prospectus - "The
                                               Fund"

13. Investment Objectives and Policies......   Investment Objectives and
                                               Policies

14. Management of the Fund..................   Directors and Officers;
                                               Investment Advisory, Distribution
                                               and Servicing Arrangements

15. Control Persons and Principal Holders
      of Securities.........................   Miscellaneous

16. Investment Advisory and Other
      Services..............................   Investment Advisory, Distribution
                                               and Servicing Arrangements; See
                                               Prospectus - "Management"

17. Brokerage Allocation and Other
      Practices.............................   Portfolio Transactions

18. Capital Stock and Other Securities......   Additional Information Concerning
                                               Fund Shares; See Prospectus -
                                               "Dividends and Distributions"
                                               "Multi Class Structure" and
                                               "Description of Shares"

19. Purchase, Redemption and Pricing of
      Securities Being Offered..............   Purchase and Redemption
                                               Information Valuation of Shares;
                                               See Prospectus - "How to Purchase
                                               Shares", "How to Redeem Shares"
                                               and "Distribution of Fund Shares"

20. Tax Status..............................   Taxes; See Prospectus - "Taxes"

21. Underwriters............................   Portfolio Transactions

22. Calculation of Performance Data.........   Performance Information

23. Financial Statements....................   Financial Statements



    PART C                                OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                      BOSTON PARTNERS MICRO CAP VALUE FUND
                                (INVESTOR SHARES)
                                       OF
                               THE RBB FUND, INC.

         Boston Partners Micro Cap Value Fund (the "Fund") is an investment portfolio of The RBB Fund, Inc. ("RBB"), an open-end management investment company. The shares of the Investor Class ("Shares") offered by this Prospectus represent interests in the Fund. The Fund is a diversified fund that seeks long-term growth of capital, with current income as a secondary objective, primarily through equity investments, such as common stocks. It seeks to achieve its objectives by investing at least 65% of its total assets in a diversified portfolio consisting of equity securities of issuers with market capitalizations that do not exceed $500 million when purchased by the Fund, and identified by Boston Partners Asset Management, L.P. (the "Adviser") as equity securities that possess value characteristics. The Adviser examines various factors in determining the value characteristics of such issuers, including, but not limited to, price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.

         This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated __________, 1998, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from the Fund by calling (800) 311-9783 or 9829. The Prospectus and the Statement of Additional Information are available for reference, along with other related materials, on the SEC Internet Web Site (http://www.sec.gov).

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

PROSPECTUS                                                      __________, 1998

EXPENSE TABLE

         The following table illustrates the shareholder transaction and annual operating expenses that are estimated to be incurred by Investor Shares of the Fund (after fee waivers and expense reimbursements) during the next twelve months as a percentage of average daily net assets. An example based on the summary is also shown.

SHAREHOLDER TRANSACTION EXPENSES

           Maximum Sales Charge Imposed on Purchases........................None
           Maximum Sales Charge Imposed on Reinvested Dividends.............None
           Maximum Deferred Sales Charge....................................None
           Redemption Fee1.................................................1.00%
           Exchange Fee.....................................................None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET
ASSETS)

         Management Fees (after waivers)2..................................0.00%
         12b-1 Fees (after waivers)2.......................................0.00%
         Other Expenses....................................................1.80%
         Total Fund Operating Expenses (after waivers and
                  expense reimbursements)2.................................1.80%
                                                                           =====
      1 To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

      2 In the absence of fee waivers and expense reimbursements, Management Fees would be 1.25%, Other Expenses would be 2.00%, 12b-1 Fees would be 0.25% and Total Fund Operating Expenses would be 3.50%. Management Fees and 12b-1 Fees are each based on average daily net assets and are calculated daily and paid monthly.


EXAMPLE

         An investor would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period (including the 1.00% transaction fee on redemptions made within a year of purchase):

                                                         ONE            THREE
                                                         YEAR           YEARS
                                                         ----           -----
Boston Partners Micro Cap Value Fund                     $18             $57

         The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects expense reimbursements and voluntary waivers of Management Fees and 12b-1 fees for the Fund, which are expected to be in effect during the current fiscal year. However, the Adviser, the Distributor and the Fund's other service providers are under no obligation with respect to such expense reimbursements and waivers and there can be no assurance that any future expense reimbursements and waivers of Management Fees or 12b-1 Fees will not vary from the figures reflected in the Fee Table.

         The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

INTRODUCTION
--------------------------------------------------------------------------------

         RBB is an open-end management investment company incorporated under the laws of the State of Maryland currently operating or proposing to operate twenty-six separate investment portfolios. The Shares offered by this Prospectus represent interests in the Boston Partners Micro Cap Value Fund. RBB was incorporated in Maryland on February 29, 1988.

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

         The Fund's investment objective is to provide long-term growth of capital, with current income as a secondary objective, primarily through equity investments, such as common stocks. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in a diversified portfolio consisting primarily of equity securities of issuers with market capitalizations that do not exceed $500 million when purchased by the Fund, and identified by the Adviser as equity securities that possess value characteristics.

         The Fund generally invests in the equity securities of small companies. The Adviser will seek to invest in companies it considers to be well managed and to have attractive fundamental financial characteristics. The Adviser believes greater potential for price appreciation exists among small companies since they tend to be less widely followed by other securities analysts and thus may be more likely to be undervalued by the market. The Fund may invest from time to time a portion of its assets, not to exceed 35% (under normal conditions) at the time of purchase, in companies with considerably larger market capitalizations.

         The Fund presents greater risks than funds that invest in equity securities of larger companies for the following reasons: Companies in which the Fund primarily invests will include those that have limited product lines, markets, or financial resources, or are dependent upon a small management group. In addition, because these stocks are not well known to the investing public, do not have significant institutional ownership, and are followed by relatively few securities analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. Historically, small capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these small company stocks are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, the greater sensitivity of small companies to changing economic conditions, the fewer market makers and the wider spreads between quoted bid and asked prices which exist in the over-the-counter market for such stocks. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the Fund will be more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Composite Stock Price Index.

         The securities in which the Fund invests will often be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. They may be subject to wide fluctuations in market value. The trading market for any given security may be sufficiently thin as to make it difficult for the Fund to dispose of a substantial block of such securities. The disposition by the Fund of portfolio securities to meet redemptions or otherwise may require the Fund to sell these securities at a discount from market prices or during periods when, in the Adviser's judgment, such disposition is not desirable or to make many small sales over a lengthy period of time.

         The Adviser examines various factors in determining the value characteristics of such issuers, including, but not limited to, price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.

         The Adviser selects securities for the Fund based on a fundamental analysis of industries and companies, earning power and growth and other investment criteria. In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund will not invest 25% or more of its total assets in any one industry.

         The Fund may invest up to 25% of its total assets in securities of foreign issuers, including American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs"). Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operating in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies. The Fund may hold from time to time various foreign currencies pending their investment in foreign securities or their conversion into U.S. dollars. The value of the assets of the Fund as measured in U.S. dollars may therefore be affected favorably or unfavorably by changes in exchange rates. There may be less publicly available information concerning foreign issuers than is available with respect to U.S. issuers. Foreign securities may not be registered with the U.S. Securities and Exchange Commission, and generally, foreign companies are not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. ADRs and EDRs are receipts issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs and EDRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR and EDR prices are denominated in U.S. dollars, even though the underlying security may be denominated in a foreign currency. The underlying security may be subject to foreign government taxes which would reduce the yield on such securities. Investments in such instruments involve risks similar to those of investing directly in foreign securities. See "Investment Objectives and Policies--Foreign Securities" in the Statement of Additional Information.

         The Fund may invest the remainder of its total assets in derivative securities; debt securities issued by U.S. banks, corporations and other business organizations that are investment grade securities; and debt securities issued by the U.S. government or government agencies.

         In accordance with the above-mentioned policies, the Fund may also invest in indexed securities, repurchase agreements, reverse repurchase agreements, dollar rolls, financial futures contracts, options on futures contracts and may lend portfolio securities. See "Investment Objectives and Policies" in the Statement of Additional Information.

         The Fund may invest in registered investment companies and investment funds in foreign countries subject to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"), and as discussed in "Investment Objectives and Policies" in the Statement of Additional Information. If the Fund invests in such investment companies, the Fund will bear its proportionate share of the costs incurred by such companies, including investment advisory fees.

         While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser would determine when market conditions warrant temporary defensive measures.

         The Fund's investment objective and the policies described above may be changed by RBB's Board of Directors without the affirmative vote of the holders of a majority of the outstanding Shares representing interests in the Fund.


INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

         The Fund may not change the following investment limitations without shareholder approval. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

         The Fund may not:

         1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

         2. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of the Fund to be invested in the obligations of issuers in any single industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

         3. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) are in excess of 5% of its total assets. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

         If a percentage restriction is satisfied at the time of investment, a later increase or decrease in percentage resulting from a change in values will not constitute a violation of that restriction.

PORTFOLIO TURNOVER

         The Fund retains the right to sell securities irrespective of how long they have been held. The Adviser estimates that the annual turnover in the Fund will not exceed 150%. Such a relatively high portfolio turnover will be accompanied by relatively high transactional
(i.e., brokerage) costs. It may also result in increased capital gains realized by the Fund and distributed to shareholders.


RISK FACTORS
--------------------------------------------------------------------------------

         As with other mutual funds, there can be no assurance that the Fund will achieve its objective. The net asset value per share of Shares representing an interest in the Fund will fluctuate as the values of its portfolio securities change in response to changing conditions in the equity market. An investment in the Fund is not intended to constitute a balanced investment program. As of the date of this Prospectus, U.S. stock markets were trading at or close to record high levels and there can be no guarantee that such levels will continue. Other risk factors are discussed above under "Investment Objectives and Policies" and in the Statement of Additional Information under "Investment Objectives and Policies."

         Investment methods described in this Prospectus are among those which the Fund has the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.


MANAGEMENT
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

         The business and affairs of RBB and the Fund are managed under the direction of RBB's Board of Directors.

INVESTMENT ADVISER

         Boston Partners Asset Management, L.P., located at One Financial Center, 43rd Floor, Boston, Massachusetts 02111, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management as of March 31, 1998, in excess of $15 billion. The adviser is organized as a Delaware limited partnership whose sole general partner is Boston Partners, Inc., a Delaware corporation.

         Subject to the supervision and direction of the Trust's Board of Trustees, the Adviser manages the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund. For its services to the Fund, the Adviser is paid a monthly advisory fee computed at an annual rate of 1.25% of the Fund's average daily net assets. The Adviser has notified RBB, however, that it intends to waive all advisory fees during the current fiscal year.

PORTFOLIO MANAGEMENT

         The day-to-day portfolio management of the Fund is the responsibility of David M. Dabora, and Wayne J. Archambo who are portfolio managers of the Adviser. Prior to taking on day to day responsibilities for the Micro Cap Value Fund, Mr. Dabora was an assistant portfolio manager/analyst of the premium equity product of the Adviser, an all-cap value institutional product. Before joining the Adviser in April 1995, Mr. Dabora had been employed by The Boston Company Asset Management, Inc. since 1991 as a senior equity analyst. Mr. Dabora has over 10 years of investment experience and is a Chartered Financial Analyst. Mr. Archambo oversees the investment activities of the Adviser's $900 million of mid-capitalization value equity product, including the $56 million Mid Cap Value Fund and small-capitalization value institutional equity assets under management worth approximately $1.2 billion. Prior to joining the Adviser in April 1995, Mr. Archambo had been employed by The Boston Company Asset Management, Inc. since 1989 as a senior portfolio manager and a member of that firm's Equity Policy Committee. Mr. Archambo has over 15 years of investment experience and is a Chartered Financial Analyst.

ADMINISTRATOR

         PFPC Inc. ("PFPC") serves as administrator to the Fund and generally assists the Fund in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting. For its services, PFPC receives a fee calculated at an annual rate of .125% of the Fund's average daily net assets, with a minimum annual fee of $75,000 payable monthly on a pro rata basis. PFPC has notified the Fund that it intends to waive one-half of its minimum annual fee during the current fiscal year.

ADMINISTRATIVE SERVICES AGENT

         Counsellors Funds Service, Inc. ("Counsellors Service"), a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc. ("Warburg"), provides certain administrative services to the Fund not otherwise provided by PFPC. Counsellors Service's principal business address is 466 Lexington Avenue,
New York, New York 10017. Counsellors Service furnishes certain internal quasi-legal, executive and administrative services to the Fund, acts as a liasion between the Fund and its various service providers and coordinates and assists in the preparation of proxy statements and reports prepared on behalf of the Fund. For its services, Counsellors Service is entitled to a monthly fee calculated at the annual rate of .25% of the Fund's average daily net assets.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

         PNC Bank, National Association ("PNC Bank") serves as the Fund's custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent. The principal offices of PFPC, an indirect, wholly-owned subsidiary of PNC Bank, are located at 400 Bellevue Parkway, Wilmington, Delaware 19809. PFPC may enter into shareholder servicing agreements with registered broker-dealers who have entered into dealer agreements, with the Distributor ("Authorized Dealers") for the provision of certain shareholder support services to customers of such Authorized Dealers who are shareholders of the Fund. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

DISTRIBUTOR

         Counsellors Securities Inc. (the "Distributor"), a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc., with a principal business address at 466 Lexington Avenue, New York, New York 10017, acts as distributor for the Shares pursuant to a distribution agreement (the "Distribution Agreement") with RBB on behalf of the Shares.

EXPENSES

         The expenses of the Fund are deducted from its total income before dividends are paid. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios. The Investor Class of the Fund pays its own distribution fees, and may pay a different share than the Institutional Class of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Investor Class or if it receives different services.

         The Adviser may assume expenses of the Fund from time to time. To the extent any service providers assume expenses of the Fund, such assumption of expenses will have the effect of lowering the Fund's overall expense ratio and increasing its yield to investors.


DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

         The Board of Directors of RBB has approved and adopted a Distribution Agreement and Plan of Distribution for the Shares (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Shares. The actual amount of such compensation under the Plan is agreed upon by RBB's Board of Directors and by the Distributor. The Distributor may, in its discretion, from time to time waive voluntarily all or any portion of its distribution fee. The Distributor intends to waive all fees under the Plan during the current fiscal year.

         Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares,
(ii) ongoing servicing and/or maintenance of the accounts of Shareholders, and
(iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund's 12b-1 Plan. The Distributor may delegate some or all of these functions to Service Agents. See "How to Purchase Shares Purchases Through Intermediaries."

         The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Shares the fee agreed to under the Distribution Agreement. Payments under the Plan are not tied exclusively to expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.

PURCHASES THROUGH INTERMEDIARIES

     Shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, "Service Organizations"). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from the Fund. Therefore, a client or customer should contact the Service Organization acting on his behalf concerning the fees (if any) charged in connection with a purchase or redemption of Shares and should read this Prospectus in light of the terms governing his accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Fund in accordance with their agreements with the Fund and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the Fund or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Fund's pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Fund will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order. Orders received by the Fund in good order will be priced at the Fund's net asset value next computed after they are accepted by the Service Organization or its authorized designee.

     For administration, subaccounting, transfer agency and/or other services, Boston Partners, the Distributor or their affiliates may pay Service Organizations and certain recordkeeping organizations a fee of up to .35% (the "Service Fee") of the average annual value of accounts with the Fund maintained by such Service Organizations or recordkeepers. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

         The Adviser, the Distributor or either of their affiliates may, at their own expense, provide promotional incentives for qualified recipients who support the sale of Shares, consisting of securities dealers who have sold Shares or others, including banks and other financial institutions, under special arrangements. Incentives may include opportunities to attend business meetings, conferences, sales or training programs for recipients, employees or clients and other programs or events and may also include opportunities to participate in advertising or sales campaigns and/or shareholder services and programs regarding one or more Boston Partners Funds. Travel, meals and lodging may also be paid in connection with these promotional activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of Shares.


HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

GENERAL

         Shares representing interests in the Fund are offered continuously for sale by the Distributor and may be purchased without imposition of a sales charge. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application to the Fund's transfer agent, PFPC. Purchases of Shares may be effected by wire to an account to be specified by PFPC or by mailing a check or Federal Reserve Draft, payable to the order of "The Boston Partners Micro Cap Value Fund," c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. The name of the Fund, Boston Partners Micro Cap Value Fund, must also appear on the check or Federal Reserve Draft. Shareholders may not purchase shares of the Boston Partners Micro Cap Value Fund with a check issued by a third party and endorsed over to the Fund. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Fund must be at least $2,500 and subsequent investments must be at least $100. The Fund reserves the right to suspend the offering of Shares for a period of time or to reject any purchase order. As of the date of this Prospectus, the Fund intends to suspend the offering of Shares upon the Fund's attaining $200 million in total assets.

         Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange, Inc. (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday.

         The price paid for Shares purchased initially or acquired through the exercise of an exchange privilege is based on the net asset value next computed after a purchase order is received in good order by the Fund or its agents. Orders received by the Fund or its agents prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) are priced at that Business Day's net asset value. Orders received by the Fund or its agents after its close of the NYSE are priced at the net asset value next determined on the following Business Day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after the Fund or its agents receives the order and the completed application.

         Provided that the investment is at least $2,500, An investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. An investor's bank or broker may impose a charge for this service. The Fund does not currently impose a service charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire for an initial investment, it is important that an investor follows these steps:

         A. Telephone the Fund's transfer agent, PFPC, toll-free (888) 261-4073, and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

         B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC:

                           PNC Bank, N.A.
                           Philadelphia, PA 19103
                           ABA NUMBER: 0310-0005-3
                           CREDITING ACCOUNT NUMBER: 86-1108-2507
                           FROM: (name of investor)
                           ACCOUNT NUMBER: (Investor's account number
                                    with the Fund)
                           FOR PURCHASE OF: Boston Partners Micro Cap Value
                                    Fund
                           AMOUNT: (amount to be invested)

         C. Fully complete and sign the application and mail it to the address shown thereon. PFPC will not process purchases until it receives a fully completed and signed application.

         For subsequent investments, an investor should follow steps A and B above.

AUTOMATIC INVESTING

         Additional investments in Shares may be made automatically by authorizing the Fund's transfer agent to withdraw funds from your bank account. Investors desiring to participate in the automatic Investing Program should call the Fund's transfer agent, PFPC, at
(888) 261-4073 to obtain the appropriate forms.


RETIREMENT PLANS

         Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Fund's transfer agent, PFPC, at (888) 261-4073. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

HOW TO REDEEM AND EXCHANGE SHARES
--------------------------------------------------------------------------------

REDEMPTION BY MAIL

         Shareholders may redeem for cash some or all of their Shares of the Fund at any time. To do so, a written request in proper form must be sent directly to Boston Partners Micro Cap Value Fund, c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899- 8852. There is no charge for a redemption, unless the Shareholder has held his or her Shares for less than one year, upon which a fee equal to 1% of the net asset value of the Shares redeemed at the time of redemption will be imposed.

         A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed according to the procedures described below under "Exchange Privilege."

         Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. In the case of shareholders holding share certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Fund's transfer agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

SYSTEMATIC WITHDRAWAL PLAN

         If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to PFPC at P.O. Box

8852, Wilmington, Delaware 19899-8852. Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $100. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at net asset value. To provide funds for payment, Shares will be redeemed in such amount as is necessary at the redemption price, which is net asset value next determined after the Fund's receipt of a redemption request. Redemption of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a redemption to make a withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

         You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under the Automatic Investment Plan. You will receive a confirmation of each transaction showing the sources of the payment and the Share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by the Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Fund's transfer agent at least seven Business Days prior to the end of the month preceding a scheduled payment.

TRANSACTION FEE IMPOSED ON CERTAIN REDEMPTIONS

         The Fund requires the payment of a transaction fee on redemptions of Shares of the Fund held for less than one year equal to 1.00% of the net asset value of such Shares redeemed at the time of redemption. This additional transaction fee is paid to the Fund, NOT to the adviser, distributor or transfer agent. It is NOT a sales charge or a contingent deferred sales charge. The purpose of the additional transaction fee is to indirectly allocate transaction costs associated with redemptions to those investors making redemptions after holding their shares for a short period, thus protecting existing shareholders. These costs include: (1) brokerage costs; (2) market impact costs -- i.e., the decrease in market prices which may result when the Fund sells certain securities in order to raise cash to meet the redemption request; (3) the realization of capital gains by the other shareholders in the Fund; and (4) the effect of the "bid-ask" spread in the over-the-counter market. The 1.00% amount represents the Fund's estimate of the brokerage and other transaction costs which may be incurred by the Fund in disposing of stocks in which the Fund may invest. Without the additional transaction fee, the Fund would generally be selling its shares at a price less than the cost to the Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Fund. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions.

INVOLUNTARY REDEMPTION

         The Fund reserves the right to redeem a shareholder's account at any time the net asset value of the account falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS

         With the exception of redemptions to which the 1.00% transaction fee applies, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents. For redemptions to which the additional transaction fee applies, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents, less an amount equal to 1.00% of the net asset value of such shares redeemed that the shareholder has held for less than one year. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund or its agents of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as permitted by the 1940 Act. If the Shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay mailing a redemption check, which may be a period of up to 15 days, pending a determination that the check has cleared. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act so that a portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a portfolio.

EXCHANGE PRIVILEGE

         The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Shares of the Fund for Investor Shares of the Boston Partners Large Cap Value Fund, Boston Partners Mid Cap Value Fund or Boston Partners Bond Fund subject to the restrictions described under "Exchange Privilege Limitations." Such exchange will be effected at the net asset value of the exchanged Fund and the net asset value of the Boston Partners Large Cap Value Fund, Boston Partners Mid Cap Value Fund or Boston Partners Bond Fund next determined after receipt of a request for an exchange by the Fund or its agents. An exchange of Shares will be treated as a sale for federal income tax purposes. See "Taxes." A shareholder wishing to make an exchange may do so by sending a written request to PFPC.

         If the exchanging shareholder does not currently own Investor Shares of the Boston Partners Large Cap Value Fund, Boston Partners Mid Cap Value Fund or Boston Partners Bond Fund, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program
(SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. The exchange privilege may be modified or terminated at any time, or from time to time, by RBB, upon 60 days' written notice to shareholders.

         If an exchange is to a new account in the Boston Partners Large Cap Value Fund, Boston Partners Mid Cap Value Fund or Boston Partners Bond Fund, the dollar value of Investor Shares acquired must equal or exceed that Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed that Fund's minimum for subsequent investments. If any amount remains in the Fund from which the exchange is being made, such amount must not drop below the minimum account value required by the Fund.

EXCHANGE PRIVILEGE LIMITATIONS

         The Fund's exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Fund and increase transaction costs, the Fund has established a policy of limiting excessive exchange activity.

         Shareholders are entitled to three (3) exchange redemptions (at least 30 days apart) from the Fund during any twelve-month period. Notwithstanding these limitations, the Fund reserves the right to reject any purchase request (including exchange purchases from the Boston Partners Large Cap Value Fund, Boston Partners Mid Cap Value Fund and Boston Partners Bond Fund) that is deemed to be disruptive to efficient portfolio management.

TELEPHONE TRANSACTIONS

         In order to request a telephone exchange or redemption, a shareholder must have completed and returned an account application containing a telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange or redemption by calling (888) 261-4073. Neither RBB, the Fund, the Distributor, the Administrator nor any other Fund agent will be liable for any loss, liability, cost or expense for following RBB's telephone transaction procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.

         RBB's telephone transaction procedures include the following measures:
(1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match RBB's records; (3) requiring RBB's service representative to complete a telephone transaction form, listing all of the above caller identification information;
(4) permitting exchanges only if the two account registrations are identical;
(5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) Business Days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.

NET ASSET VALUE
--------------------------------------------------------------------------------

         The net asset values for each class of a fund are calculated by adding the value of the proportionate interest of the class in a fund's cash, securities and other assets, deducting actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class. The net asset value of each class is calculated independently of each other class. The net asset values are calculated as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time on each Business Day.

         Valuation of securities held by the Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

         With the approval of RBB's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value the Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

         The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

         The Fund will declare and pay dividends from net investment income annually and will pay them in the calendar year in which they are declared, generally in December. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.

TAXES
--------------------------------------------------------------------------------

         The following discussion is only a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

         The Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares.

         Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Fund, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to bonds bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

         RBB will send written notices to shareholders annually regarding the tax status of distributions made by the Fund. Dividends declared in December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. The Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

         Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received, although the distribution is, in effect, a return of capital.

         Shareholders who exchange shares representing interests in one Fund for shares representing interests in another Fund will generally recognize capital gain or loss for federal income tax purposes.

         Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.


MULTI-CLASS STRUCTURE
--------------------------------------------------------------------------------

         The Fund offers one other class of shares, Institutional Shares, which is offered directly to institutional investors pursuant to a separate prospectus. Shares of each class represent equal pro rata interests in the Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. The Fund will quote performance of the Institutional Shares separately from Investor Shares. Because of different expenses paid by the Investor Shares, the total return on such shares can be expected, at any time, to be different than the total return on Institutional Shares. Information concerning other classes may be obtained by calling the Fund at (800) 311- 9783 or 9829.


DESCRIPTION OF SHARES
--------------------------------------------------------------------------------

         RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified into __ different classes of Common Stock. See "Description of Shares" in the Statement of Additional Information."

         THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO BOSTON PARTNERS MICRO CAP VALUE FUND AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO BOSTON PARTNERS MICRO CAP VALUE FUND.

         Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to the Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in the Fund. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

         RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

         Holders of Shares of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.

         As of ___________, 1998, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.


OTHER INFORMATION
--------------------------------------------------------------------------------

REPORTS AND INQUIRIES

         Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC Inc., the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (888) 261-4073.

SHARE CERTIFICATES

         In the interest of economy and convenience, physical certificates representing Shares in the Fund are not normally issued.

FUTURE PERFORMANCE INFORMATION

         From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Fund's performance with other measures of investment return. For example, the Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the ____________ Index. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as BUSINESS WEEK, FORTUNE, INSTITUTIONAL INVESTOR, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, THE NEW YORK TIMES, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF
ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE          PROSPECTUS
OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS
MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR.             __________, 1998
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN
ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


                                TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----

INTRODUCTION.................................................................  4
INVESTMENT OBJECTIVES AND POLICIES...........................................  4
INVESTMENT LIMITATIONS.......................................................  7
RISK FACTORS.................................................................  8                BOSTON PARTNERS
MANAGEMENT...................................................................  8                   MICRO CAP
DISTRIBUTION OF SHARES....................................................... 10                  VALUE FUND
HOW TO PURCHASE SHARES....................................................... 11
HOW TO REDEEM AND EXCHANGE SHARES............................................ 13                 (Investor Shares
NET ASSET VALUE.............................................................. 17
DIVIDENDS AND DISTRIBUTIONS.................................................. 17
TAXES    .................................................................... 18
MULTI-CLASS STRUCTURE........................................................ 19
DESCRIPTION OF SHARES........................................................ 19
OTHER INFORMATION............................................................ 20


INVESTMENT ADVISER
Boston Partners Asset Management, L.P.
Boston, Massachusetts

CUSTODIAN
PNC Bank, N.A.
Philadelphia, Pennsylvania

TRANSFER AGENT AND ADMINISTRATOR
PFPC Inc.
Wilmington, Delaware

DISTRIBUTOR
Counsellors Securities Inc.
New York, New York                                                                      bp

COUNSEL                                                                                 BOSTON PARTNERS ASSET MANAGEMENT, L.P.
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania                                                              --------------------------------------

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania




         BOSTON PARTNERS MICRO CAP VALUE FUND              bp
                  (INVESTOR CLASS)                 BOSTON PARTNERS ASSET MANAGEMENT, L.P.
                                                   --------------------------------------
ACCOUNT APPLICATION
PLEASE NOTE:  Do not use this form to open a retirement plan account.  For an IRA application or help with this Application, please call 1-888-261-4073

----------------    (Please check the appropriate box(es) below.)
| 1            |        Individual             Joint Tenant                    Other
| Account      |
| Registration:|    ----------------------------------------------------------------------------------------------------------------
----------------    Name                                                         SOCIAL SECURITY NUMBER OR TAX ID # OF PRIMARY OWNER

                    ----------------------------------------------------------------------------------------------------------------
                    NAME OF JOINT OWNER                                               JOINT OWNER SOCIAL SECURITY NUMBER OR TAX ID #
                    For joint accounts,the account registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.

----------------
GIFT TO MINOR:         UNIFORM GIFTS/TRANSFER TO MINOR'S ACT
----------------    ----------------------------------------------------------------------------------------------------------------
                    NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

                    ----------------------------------------------------------------------------------------------------------------
                    NAME OF MINOR (ONLY ONE PERMITTED)

                    ----------------------------------------------------------------------------------------------------------------
                    MINOR'S SOCIAL SECURITY NUMBER AND DATE OF BIRTH

------------------
CORPORATION,
PARTNERSHIP, TRUST
OR OTHER ENTITY:
------------------  ----------------------------------------------------------------------------------------------------------------
                    NAME OF CORPORATION, PARTNERSHIP, OR OTHER                                                 NAME(S) OF TRUSTEE(S)

                    ----------------------------------------------------------------------------------------------------------------
                    TAXPAYER IDENTIFICATION NUMBER


----------------    ----------------------------------------------------------------------------------------------------------------
| 2            |    STREET OR P.O. BOX AND/OR APARTMENT NUMBER
| Mailing      |
| Address:     |    ----------------------------------------------------------------------------------------------------------------
----------------    CITY                                                                  STATE                     ZIP CODE

                    ----------------------------------------------------------------------------------------------------------------
                    DAY PHONE NUMBER                                                                 EVENING PHONE NUMBER


----------------    Minimum initial investment of $2,500       Amount of investment $____________
| 3            |
| Investment   |    Make the ckeck payable to Boston Partners Micro Cap Value Fund.
| Information: |
----------------    Shareholders may not purchase shares of this Fund with a check issued by a third party and endorsed over to the Fund.


----------------
DISTRIBUTION        NOTE:  Dividends and capital gains may be reinvested or paid by check.  If not options are selected
OPTIONS:            below, both dividends and capital gains will be reinvested in additional Fund shares.
----------------
                           DIVIDENDS     Pay by check     Reinvest     CAPITAL GAINS       Pay by check      Reinvest


----------------    To use this option, you must initial the appropriate line below.
| 4            |    I authorize the Transfer Agent to accept instructions from any persons to redeem or exchange shares in
| Telephone    |    my account(s) by telephone in accordance with the procedures and conditions set forth in the Fund's
| Redemption:  |    current prospectus.
----------------
                    _____________________________________          _____________________ Redeem shares, and send the proceeds to the
                              individual initial                        joint initial    address of record.





                    _____________________________________          ______________________Exchange shares for shares of The Boston
                              individual initial                        joint initial    Partners Large Cap Value Fund, Boston
                                                                                         Partners Mid Cap Value Fund or Boston
                                                                                         Partners Bond Fund.

----------------    The Account Investment Plan which is available to shareholders of the Fund, makes possible regularly
| 5            |    scheduled purchases of Fund shares to allow dollar-cost averaging. The Fund's Transfer Agent can
| Automatic    |    arrange for an amount of money selected by you to be deducted from your checking account and used to
| Investment   |    purchase shares of the Fund.
| Plan:        |
----------------    Please debit $________ from my checking account (named below on or about the 20th of the month.  Please attach an unsigned, voided check.
                               Monthly       Every Alternate Month           Quarterly     Other

----------------    ----------------------------------------------------------------------------------------------------------------
BANK OF RECORD:     BANK NAME                                                              STREET ADDRESS OR P.O. BOX
----------------
                    ----------------------------------------------------------------------------------------------------------------
                    CITY                                        STATE                                        ZIP CODE

                    ----------------------------------------------------------------------------------------------------------------
                    BANK ABA NUMBER                                                               BANK ACCOUNT NUMBER


----------------    The undersigned warrants that I (we) have fully authority and, if a natural person, I (we) am (are) of legal age
| 6            |    to purchase shares pursuant to this Account Application, and I (we) have received a current prospectus for the
|              |    Fund in which I (we) am (are) investing.
| Signatures:  |    Under the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to have the following
----------------    certification:
                    Under penalties of perjury, I certify that:
                    (1) The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to), and
                    (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service that I am subject to 31% backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

                    NOTE: YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO
                    BACKUP WITHHOLDING BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX RETURN. THE INTERNAL
                    REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION
                    REQUIRED TO AUDIT BACKUP WITHHOLDING.

                    ----------------------------------------------------------------------------------------------------------------
                    SIGNATURE OF APPLICANT                                                               DATE

                    ----------------------------------------------------------------------------------------------------------------
                    PRINT NAME                                                                     TITLE (IF APPLICABLE)

                    ----------------------------------------------------------------------------------------------------------------
                    SIGNATURE OF JOINT OWNER                                                             DATE


                    ----------------------------------------------------------------------------------------------------------------
                    PRINT NAME                                                                     TITLE (IF APPLICABLE)


                    (If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity.)

                    For information on additional options, such as IRA Applications, rollover requests for qualified retirement plans, or for wire instructions, please call us at 1-888-261-4073.

                    MAIL COMPLETED ACCOUNT APPLICATION AND CHECK TO:     THE BOSTON PARTNERS MICRO CAP VALUE FUND
                                                                         C/O PFPC INC.
                                                                         P.O. BOX 8852
                                                                         WILMINGTON, DE  19899-8852


                      BOSTON PARTNERS MICRO CAP VALUE FUND
                      (INSTITUTIONAL AND INVESTOR CLASSES)

                                       OF

                               THE RBB FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION


                  This Statement of Additional Information provides supplementary information pertaining to shares of the Investor and Institutional Classes (the "Shares") representing interests in the Boston Partners Micro Cap Value Fund (the "Fund") of The RBB Fund, Inc. ("RBB"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Boston Partners Micro Cap Value Fund Prospectuses, dated __________, 1998 (together, the "Prospectus"). A copy of any of the Prospectuses may be obtained from RBB by calling toll-free (800) 311-9783 or 9829. This Statement of Additional Information is dated __________, 1998.


                                    CONTENTS

                                                   INSTITUTIONAL       INVESTOR
                                                    PROSPECTUS        PROSPECTUS
                                       PAGE            PAGE              PAGE

General................................
Investment Objectives and Policies.....
Directors and Officers.................
Investment Advisory, Distribution
  and Servicing Arrangements...........
Portfolio Transactions.................
Purchase and Redemption Information....
Valuation of Shares....................
Performance and Yield Information......
Taxes..................................
Additional Information Concerning
   RBB Shares..........................
Miscellaneous..........................
Financial Statements...................
Appendix A.............................


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


                  The RBB Fund, Inc. ("RBB") is an open-end management investment company currently operating or proposing to operate twenty-six separate investment portfolios. RBB was organized as a Maryland corporation on February 29, 1988.

                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Fund.

ADDITIONAL INFORMATION ON FUND INVESTMENTS.

                  LENDING OF FUND SECURITIES. The Fund may lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Fund's investment adviser to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Fund's securities will be fully collateralized and marked to market daily.

                  INDEXED SECURITIES. The Fund may invest in indexed securities whose value is linked to securities indices. Most such securities have values which rise and fall according to the change in one or more specified indices, and may have characteristics similar to direct investments in the underlying securities. The Fund does not presently intend to invest more than 5% of net assets in indexed securities.

                  REPURCHASE AGREEMENTS. The Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months. The financial institutions with whom the Fund may enter into repurchase agreements will be banks which the Adviser considers creditworthy pursuant to criteria approved by the Board of Directors and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Adviser will consider the creditworthiness of a seller in determining whether to have the Fund enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

                  REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. The Fund may enter into reverse repurchase agreements with respect to portfolio securities for temporary purposes (such as to obtain cash to meet redemption requests) when the liquidation of portfolio securities is deemed disadvantageous or inconvenient by the Adviser. Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to the Fund's agreement to repurchase the securities at an agreed-upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes.
While reverse repurchase transactions are outstanding, the Fund will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement and will monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. The Fund may also enter into "dollar rolls," in which it sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund would forgo principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. The Fund does not presently intend to engage in reverse repurchase or dollar roll transactions involving more than 5% of the Fund's net assets.

                  U.S. GOVERNMENT OBLIGATIONS.  The Fund may purchase
U.S. Government agency and instrumentality obligations that are debt securities issued by U.S. Government-sponsored enterprises and federal agencies. Some obligations of agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Government or by U.S. Treasury guarantees, such as securities of the Government National Mortgage Association and the Federal Housing Authority; others, by the ability of the issuer to borrow, provided approval is granted, from the U.S. Treasury, such as securities of the Federal Home Loan Mortgage Corporation and others, only by the credit of the agency or instrumentality issuing the obligation, such as securities of the Federal National Mortgage Association and the Federal Loan Banks.

                  The Fund's net assets may be invested in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. Government, including options and futures on such obligations. The maturities of U.S. Government securities usually range from three months to thirty years. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration, the Asian-American Development Bank and the Inter-American Development Bank. The Fund does not presently intend to invest more than 5% of net assets in U.S. Government obligations.

                  ILLIQUID SECURITIES. The Fund may not invest more than 15% of its net assets in illiquid securities (including repurchase agreements that have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. With respect to the Fund, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

                  Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  The Fund may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Fund's adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

                  The Adviser will monitor the liquidity of restricted securities in the Fund under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

                  HEDGING INVESTMENTS. At such times as the Adviser deems it appropriate and consistent with the investment objective of the Fund, the Fund may invest in financial futures contracts and options on financial futures contracts. The purpose of such transactions is to hedge against changes in the market value of securities in the Fund caused by fluctuating interest rates and to close out or offset its existing positions in such futures contracts or options as described below. Such instruments will not be used for speculation. Futures contracts and options on futures are discussed below.

                  FUTURES CONTRACTS. The Fund may invest in financial futures contracts with respect to those securities listed on the _____________ Index. Financial futures contracts obligate the seller to deliver a specific type of security called for in the contract, at a specified future time, and for a specified price. Financial futures contracts may be satisfied by actual delivery of the securities or, more typically, by entering into an offsetting transaction. There are risks that are associated with the use of futures contracts for hedging purposes. In certain market conditions, as in a rising interest rate environment, sales of futures contracts may not completely offset a decline in value of the portfolio securities against which the futures contracts are being sold. In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuations. Risks in the use of futures contracts also result from the possibility that changes in the market interest rates may differ substantially from the changes anticipated by the Fund's investment adviser when hedge positions were established. The Fund does not presently intend to invest more than 5% of net assets in futures contracts.

                  OPTIONS ON FUTURES. The Fund may purchase and write call and put options on futures contracts with respect to those securities listed on the _____________ Index and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract. The Fund may use options on futures contracts in connection with hedging strategies. The purchase of put options on futures contracts is a means of hedging against the risk of rising interest rates. The purchase of call options on futures contracts is a means of hedging against a market advance when the Fund is not fully invested.

                  There is no assurance that the Fund will be able to close out its financial futures positions at any time, in which case it would be required to maintain the margin deposits on the contract. There can be no assurance that hedging transactions will be successful, as there may be imperfect correlations (or no correlations) between movements in the prices of the futures contracts and of the securities being hedged, or price distortions due to market conditions in the futures markets. Such imperfect correlations could have an impact on the Fund's ability to effectively hedge its securities. The Fund does not presently intend to invest more than 5% of net assets in options on futures.

                  BANK AND CORPORATE OBLIGATIONS. The Fund may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Investment in obligations of foreign banks or foreign branches of U.S. banks may entail risks that are different from those of investments in obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

                  The Fund may invest in debt obligations, such as bonds and debentures, issued by corporations and other business organizations that are rated at the time of purchase within the three highest ratings categories of S&P or Moody's (or which, if unrated, are determined by the Adviser to be of comparable quality). Unrated securities will be determined to be of the comparable quality to rated debt obligations if, among other things, other outstanding obligations of the issuers of such securities are rated A or better. See Appendix "A" for a description of corporate debt ratings.

                  COMMERCIAL PAPER. The Fund may purchase commercial paper rated (at the time of purchase) "A-1" by S&P or "Prime-1" by Moody's or, when deemed advisable by the Fund's investment adviser, issues rated "A-2" or "Prime-2" by S&P or Moody's, respectively. These rating symbols are described in Appendix "A" hereto. The Fund may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Fund's investment adviser pursuant to guidelines approved by the Fund's Board of Directors. Commercial paper issues in which the Fund may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "Securities Act") in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called "private placement" exemption from registration, which is afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. The Fund does not presently intend to invest more than 5% of its net assets in commercial paper.

                  FOREIGN SECURITIES. The Fund may invest in foreign securities, either directly or indirectly through American Depository Receipts and European Depository Receipts. Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about the issuers, less market liquidity and political stability. Future political and economic information, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of principal and interest on foreign obligations.

                  Although the Fund may invest in securities denominated in foreign currencies, the Fund values its securities and other assets in U.S. dollars. As a result, the net asset value of a Fund's shares may fluctuate with U.S. dollar exchange rates as well as the price changes of the Fund's securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the price of the Fund's securities in their local markets. Conversely, a decrease in the value of the U.S. dollar may have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Fund's securities in its foreign markets. In addition to favorable and unfavorable currency exchange rate developments, the Fund is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.


INVESTMENT LIMITATIONS.

                  RBB has adopted the following fundamental investment limitations, which may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding
Shares (as defined in Section 2(a)(42) of the 1940 Act).  The
Fund may not:

                  1. Borrow money, except from banks, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Fund; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 33 1/3% of the value of the Fund's total assets at the time of such borrowing;

                  2. Issue any senior securities, except as permitted under the 1940 Act;

                  3. Act as an underwriter of securities within the meaning of the Securities Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

                  4. Purchase or sell real estate (including real estate limited partnership interests), provided that the Fund may invest (a) in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or (b) in real estate investment trusts;

                  5. Purchase or sell commodities or commodity contracts, except that a Fund may deal in forward foreign exchanges between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

                  6. Make loans, except through loans of portfolio instruments and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, loan participations and assignments, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of a loan;

                  7. Invest 25% or more of its assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities); or

                  8. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

                  (For purposes of Investment Limitation No. 1, any collateral arrangements with respect to, if applicable, the writing of options and futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets. For purposes of Investment Limitation No. 2, neither the foregoing arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of senior securities.)

                  The Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

                  Except as required by the 1940 Act with respect to the borrowing of money, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in market values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

                  Securities held by the Fund generally may not be purchased from, sold or loaned to the Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the 1940 Act.

                             DIRECTORS AND OFFICERS

                  The directors and executive officers of RBB, their ages, business addresses and principal occupations during the past five years are:


                                    POSITION          PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE            WITH FUND         DURING PAST FIVE YEARS
------------------------            ---------         ----------------------
*Arnold M. Reichman -49             Director          Senior Managing
466 Lexington  Avenue                                 Director, Chief
New York, NY 10017                                    Operating Officer and
                                                      Assistant Secretary,
                                                      Warburg Pincus Asset
                                                      Management, Inc.;
                                                      Director and Executive
                                                      Officer of Counsellors
                                                      Securities Inc.;
                                                      Director/Trustee of
                                                      various investment
                                                      companies advised
                                                      by Warburg Pincus
                                                      Asset Management, Inc.

**Robert Sablowsky -58              Director          Senior Vice President,
110 Wall Street                                       Fahnestock Co., Inc.
New York, NY 10005                                    (a registered broker-
                                                      dealer); Prior to
                                                      October 1996,
                                                      Executive Vice
                                                      President of Gruntal &
                                                      Co., Inc. (a
                                                      registered broker-
                                                      dealer).

Francis J. McKay -60                Director          Since 1963, Executive
7701 Burholme Avenue                                  Vice President, Fox
Philadelphia, PA 19111                                Chase Cancer Center
                                                      (biomedical research
                                                      and medical care).

                                    POSITION          PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE            WITH FUND         DURING PAST FIVE YEARS
------------------------            ---------         ----------------------
Marvin E. Sternberg -62             Director          Since 1974, Chairman,
937 Mt. Pleasant Road                                 Director and
Bryn Mawr, PA  19010                                  President, Moyco
                                                      Industries, Inc.
                                                      (manufacturer of
                                                      dental supplies and
                                                      precision coated
                                                      abrasives); since
                                                      1968, Director and
                                                      President, Mart MMM,
                                                      Inc. (formerly
                                                      Montgomeryville
                                                      Merchandise Mart Inc.)
                                                      and Mart PMM, Inc.
                                                      (formerly Pennsauken
                                                      Merchandise Mart,
                                                      Inc.) (shopping
                                                      centers); and since
                                                      1975, Director and
                                                      Executive Vice
                                                      President, Cellucap
                                                      Mfg. Co., Inc.
                                                      (manufacturer of
                                                      disposable headwear).

Julian A. Brodsky -63               Director          Director and Vice
1234 Market Street                                    Chairman since 1969
16th Floor                                            Comcast Corporation
Philadelphia, PA 19107-3723                           (cable television and
                                                      communications);
                                                      Director Comcast
                                                      Cablevision of
                                                      Philadelphia
                                                      (cable television
                                                      and communications)
                                                      and Nextel (wireless
                                                      communications).

                                    POSITION          PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE            WITH FUND         DURING PAST FIVE YEARS
------------------------            ---------         ----------------------
Donald van Roden -72                Director          Self-employed
1200 Old Mill Lane                  and               businessman.  From
Wyomissing, PA  19610               Chairman          February 1980 to March
                                    of the            1987, Vice Chairman,
                                    Board             SmithKline Beecham
                                                      Corporation
                                                      (pharmaceuticals);
                                                      Director, AAA Mid-
                                                      Atlantic (auto service);
                                                      Director, Keystone
                                                      Insurance Co.

Edward J. Roach -73                 President         Certified Public
Suite 100                           and               Accountant; Vice
Bellevue Park                       Treasurer         Chairman of the Board,
Corporate Center                                      Fox Chase Cancer
400 Bellevue Parkway                                  Center; Trustee
Wilmington, DE  19809                                 Emeritus, Pennsylvania
                                                      School for the Deaf;
                                                      Trustee Emeritus,
                                                      Immaculata College;
                                                      President or Vice
                                                      President and Treasurer
                                                      of various investment
                                                      companies advised by
                                                      PNC Institutional
                                                      Management Corporation;
                                                      Director, The Bradford
                                                      Funds, Inc.

Morgan R. Jones -58                 Secretary         Chairman of the law
Drinker Biddle & Reath LLP                            firm of Drinker Biddle
1345 Chestnut Street                                  & Reath LLP; Director,
Philadelphia, PA 19107-3496                           Rocking Horse Child
                                                      Care Centers of
                                                      America, Inc.


----------------------

* Mr. Reichman is an "interested person" of RBB, as that term is defined in the 1940 Act, by virtue of his position with Counsellors Securities Inc., RBB's distributor.

** Mr. Sablowsky is an "interested person" of RBB, as that term is defined in the 1940 Act, by virtue of his position with Fahnestock Co., Inc., a registered broker-dealer.

                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to RBB the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive
Committee may generally carry on and manage the business of RBB when the Board of Directors is not in session.

                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors.
The Nominating Committee recommends to the Board all persons to be nominated as directors of RBB.

                  RBB pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any investment adviser or sub-adviser of the Fund or the Distributor and Mr. Sablowsky, who is considered to be an affiliated person, $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $5,000 per year for his services in this capacity. Directors who are not affiliated persons of RBB and Mr. Sablowsky are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 1997, each of the following members of the Board of Directors received compensation from RBB in the following amounts:

                             DIRECTORS' COMPENSATION


                                                                   TOTAL
                                       PENSION OR                  COMPENSATION
                                       RETIREMENT                  FROM
                                       BENEFITS       ESTIMATED    REGISTRANT
                      AGGREGATE        ACCRUED AS     ANNUAL       AND FUND
                      COMPENSATION     PART OF        BENEFITS     COMPLEX1
NAME OF PERSON/       FROM             FUND           UPON         PAID TO
POSITION              REGISTRANT       EXPENSES       RETIREMENT   DIRECTORS
---------------       ------------     ----------     ----------   -------------
Julian A. Brodsky,       $16,000            N/A           N/A      $16,000
Director
Francis J. McKay,        $19,000            N/A           N/A      $19,000
Director
Arnold M. Reichman,      $  0               N/A           N/A      $   0
Director
Robert Sablowsky,        $ 8,000            N/A           N/A      $ 8,000
Director
Marvin E. Sternberg,     $19,000            N/A           N/A      $19,000
Director
Donald van Roden,        $24,000            N/A           N/A      $24,000
Director and
Chairman

----------------------

1 A FUND COMPLEX MEANS TWO OR MORE INVESTMENT COMPANIES THAT HOLD THEMSELVES OUT TO INVESTORS AS RELATED COMPANIES FOR PURPOSES OF INVESTMENT AND INVESTOR SERVICES, OR HAVE A COMMON INVESTMENT ADVISER OR HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER OF ANY OTHER INVESTMENT COMPANIES.

                  ON OCTOBER 24, 1990 RBB ADOPTED, AS A PARTICIPATING EMPLOYER, THE FUND OFFICE RETIREMENT PROFIT-SHARING PLAN AND TRUST AGREEMENT, A RETIREMENT PLAN FOR EMPLOYEES (CURRENTLY EDWARD J. ROACH AND ONE OTHER EMPLOYEE), PURSUANT TO WHICH RBB WILL CONTRIBUTE ON A QUARTERLY BASIS AMOUNTS EQUAL TO 10% OF THE QUARTERLY COMPENSATION OF EACH ELIGIBLE EMPLOYEE. BY VIRTUE OF THE SERVICES PERFORMED BY RBB'S ADVISERS, CUSTODIANS, ADMINISTRATORS AND DISTRIBUTOR, RBB ITSELF REQUIRES ONLY TWO PART-TIME EMPLOYEES. DRINKER BIDDLE & REATH LLP, OF WHICH MR. JONES IS A PARTNER, RECEIVES LEGAL FEES AS COUNSEL TO RBB. NO OFFICER, DIRECTOR OR EMPLOYEE OF BOSTON PARTNERS ASSET MANAGEMENT, L.P. ("BOSTON PARTNERS" OR THE "ADVISER") OR THE DISTRIBUTOR CURRENTLY RECEIVES ANY COMPENSATION FROM RBB.

                        INVESTMENT ADVISORY, DISTRIBUTION
                           AND SERVICING ARRANGEMENTS


                  ADVISORY AGREEMENT. Boston Partners renders advisory services to the Fund pursuant to an Investment Advisory Agreement dated ______, 1998 (the "Advisory Agreement"). Boston Partners' general partner is Boston Partners, Inc.

                  Boston Partners has investment discretion for the Fund and will make all decisions affecting assets in the Fund under the supervision of RBB's Board of Directors and in accordance with the Fund's stated policies. Boston Partners will select investments for the Fund. For its services to the Fund, Boston Partners is entitled to receive a monthly advisory fee under the Advisory Agreement computed at an annual rate of 1.25% of the Fund's average daily net assets. Boston Partners is currently waiving advisory fees in excess of 0.00% of average daily net assets.

                  Each class of the Fund bears its own expenses not specifically assumed by Boston Partners. General expenses of RBB not readily identifiable as belonging to a portfolio of RBB are allocated among all investment portfolios by or under the direction of RBB's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by Boston Partners; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against RBB or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by RBB to its directors and officers; (g) organizational costs; (h) fees to the investment adviser and PFPC; (i) fees and expenses of officers and directors who are not affiliated with a portfolios' investment adviser or Distributor; (j) taxes; (k) interest; (l) legal fees; (m) custodian fees; (n) auditing fees; (o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws; (q) expenses of preparing prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of RBB;
(r) the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of RBB;
(s) fidelity bond and
directors' and officers' liability insurance premiums; (t) the expense of using independent pricing services; and (u) other expenses which are not expressly assumed by a portfolio's investment adviser under its advisory agreement with the portfolio. Each class of the Fund pays its own distribution fees, if applicable, and may pay a different share than other classes of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by such class or if it receives different services.

                  Under the Advisory Agreement, Boston Partners will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or RBB in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Boston Partners in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

                  The Advisory Agreement was most recently approved on ____________ by vote of RBB's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of such parties. The Advisory Agreement was approved by the initial shareholder of each class of the Fund. The Advisory Agreement is terminable by vote of RBB's Board of Directors or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to Boston Partners. The Advisory Agreement may also be terminated by Boston Partners on 60 days' written notice to RBB. The Advisory Agreement terminates automatically in the event of its assignment.

                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of the Fund
(b) holds and transfers portfolio securities on account of the Fund, (c) accepts receipts and makes disbursements of money on behalf of the Fund, (d) collects and receives all income and other payments and distributions on account of the Fund's portfolio securities and (e) makes periodic reports to RBB's Board of Directors concerning the Fund's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all of its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee, which is calculated based upon the Fund's average daily gross assets as follows: $.18 per $1,000 on the first $100 million of average daily gross assets; $.15 per $1,000 on the next $400 million of average daily gross assets; $.125 per $1,000 on the next $500 million of average daily gross assets; and $.10 per $1,000 on average daily gross assets over $1 billion, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

                  PFPC Inc. ("PFPC"), an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement dated November 5, 1991, as supplemented (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of the Fund, (b) addresses and mails all communications by the Fund to record owners of the Shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to RBB's Board of Directors concerning the operations of the Fund. PFPC may, on 30 days' notice to RBB, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund, under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $12 per account in the Fund, exclusive of out-of-pocket expenses, and also receives reimbursement of its out-of-pocket expenses.

                  ADMINISTRATION AGREEMENT. PFPC serves as administrator to the Fund pursuant to an Administration and Accounting Services Agreement dated May 30, 1997, (the "Administration Agreement"). PFPC has agreed to furnish to the Fund statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund. In addition, PFPC has agreed to prepare and file various reports with the appropriate regulatory agencies and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund. For its services to the Fund, PFPC is entitled to receive a fee calculated at an annual rate of .125% of the Fund's average daily net assets, with a minimum annual fee of $75,000 payable monthly on a pro rata basis. PFPC is currently waiving one-half of its minimum annual fee.

                  The Administration Agreement provides that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by RBB or the Fund in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder.

                  DISTRIBUTION AGREEMENT. Pursuant to the terms of a distribution agreement, dated as of April 10, 1991, as supplemented (the "Distribution Agreement"), entered into by the Distributor and RBB on behalf of the Institutional and Investor Classes, and Plans of Distribution for the Institutional and Investor Classes (together, the "Plans"), which were adopted by

RBB in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to solicit orders for the sale of Fund Shares. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreement, a distribution fee under the Plans, to be calculated daily and paid monthly by the Institutional and Investor Classes, at the annual rate set forth in the Prospectus.

                  On __________, the Plans were approved by RBB's Board of Directors, including the directors who are not "interested persons" of RBB and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors"). RBB believes that the Plans may benefit the Fund by increasing sales of Fund shares.

                  Among other things, the Plans provide that: (1) the Distributor shall be required to submit quarterly reports to the directors of RBB regarding all amounts expended under the Plans and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plans will continue in effect only so long as they are approved at least annually, and any material amendment thereto is approved, by RBB's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Institutional and Investor Classes under the Plans shall not be materially increased without shareholder approval; and (4) while the Plans remain in effect, the selection and nomination of RBB's directors who are not "interested persons" of RBB (as defined in the 1940 Act) shall be committed to the discretion of such directors who are not "interested persons" of RBB.

                  Mr. Reichman, a director of RBB, has an indirect financial interest in the operation of the Plans by virtue of his position with the Distributor. Mr. Sablowsky, a director of RBB, has an indirect interest in the operation of the Plans by virtue of his position with Fahnestock Co., Inc., a broker-dealer.


                             PORTFOLIO TRANSACTIONS

                  Subject to policies established by the Board of Directors, Boston Partners is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Fund. In purchasing and selling portfolio securities, Boston Partners seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one broker/dealer are comparable, the Adviser may effect transactions in portfolio securities with broker/dealers who provide research, advice or other services such as market investment literature.

                  Investment decisions for the Fund and for other investment accounts managed by Boston Partners are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund.

                  The Fund expects that its annual portfolio turnover rate will not exceed 150%. A high rate (100% or more) of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs that must be borne directly by the Fund, as well as the potential for increased realization of capital gains that are paid the shareholders. The Fund anticipates that its annual portfolio turnover rate will vary from year to year. The portfolio turnover rate is calculated by dividing the lesser of a portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.


                       PURCHASE AND REDEMPTION INFORMATION

                  RBB reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Fund's shares by making payment in whole or in part in securities chosen by RBB and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. RBB has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

                  Under the 1940 Act, RBB may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (RBB may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

                  The computation of the hypothetical offering price per share of an Institutional and Investor Share of the Fund based on the projected value of the Fund's estimated net assets and number of Institutional and Investor Shares outstanding is as follows:

                      BOSTON PARTNERS MICRO CAP VALUE FUND

                              INSTITUTIONAL SHARES           INVESTOR SHARES

Net Assets....................              $                            $

Outstanding Shares............

Net Asset Value
 per Share....................              $                            $

Maximum Sales Charge..........

Maximum Offering Price
  to Public...................              $                            $


                               VALUATION OF SHARES

                  The net asset values per share of each class of the Fund are calculated as of the close of the NYSE, generally 4:00 p.m. Eastern Time on each Business Day. "Business Day" means each weekday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday and subsequent Monday when one of these holidays falls on Saturday or Sunday. Net asset value per share, the value of an individual share in a fund, is computed by adding the value of the proportionate interest of each class in a Fund's securities, cash and other assets, subtracting the actual and accrued liabilities of the class, and dividing the result by the number of outstanding shares of the class. The net asset values of each class are calculated independently of the other classes. Securities that are listed on stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean of the bid and asked prices available prior to the evaluation. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities

Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at the close of regular trading (generally 4:00 p.m. Eastern Time); securities listed on NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the mean of the bid and asked prices available prior to valuation. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by RBB's Board of Directors.


                        PERFORMANCE AND YIELD INFORMATION

                  TOTAL RETURN. The Fund may from time to time advertise its "average annual total return." The Fund computes such return separately for each class of shares by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                     ERV
                              T = [(-----) 1/N - 1]
                                      P

         Where:      T =  average annual total return;

                   ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof);

                     P =  hypothetical initial payment of $1,000; and

                     n = period covered by the computation, expressed in years.

                  The Fund, when advertising its "aggregate total return," computes such returns separately for each class of shares by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                              ERV
Aggregate Total Return =   [(-----) - 1]
                               P

                  The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.


                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

                  The Fund has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net taxable investment income and the excess of net short-term capital gain over net long-term capital loss, if any, for the year) and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  Distributions of investment company taxable income will be taxable (subject to the possible allowance of the dividend received deduction described below) to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any distribution from the Fund in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

                  The Fund intends to distribute to shareholders its net capital gain (excess of net long-term capital gain over net short-term capital loss), if any, for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as mid-term or other long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares. The aggregate amount of distributions designated by the Fund as capital gain dividends may not exceed the net capital gain of the Fund for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Fund's taxable year.

                  In the case of corporate shareholders, distributions (other than capital gain dividends) of the Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by the Fund for the year. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation. Distributions of net investment income received by the Fund from investments in debt securities will be taxable to shareholders as ordinary income and will not be treated as "qualifying dividends" for purposes of the dividends received deduction. The Fund will designate the portion, if any, of the distribution made by the Fund that qualifies for the dividends received deduction in a written notice mailed by the Fund to corporate shareholders not later than 60 days after the close of the Fund's taxable year.

                  If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders. Investors should be aware that any loss realized on a sale of shares of the Fund will be disallowed to the extent an investor repurchases shares of the Fund within a period of 61 days (beginning 30 days before and ending 30 days after the day of disposition of the shares). Dividends paid by the Fund in the form of shares within the 61-day period would be treated as a purchase for this purpose.

                  A shareholder will recognize gain or loss upon a redemption of shares or an exchange of shares of the Fund for shares of another Boston Partners Fund upon exercise of the exchange privilege, to the extent of any difference between the price at which the shares are redeemed or exchanged and the price or prices at which the shares were originally purchased for cash.

                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Investors should note that the Fund may in certain circumstances be required to liquidate investments in order to make sufficient distributions to avoid excise tax liability.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or

(3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

                  The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.


                  ADDITIONAL INFORMATION CONCERNING RBB SHARES


                  RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified in __ classes as follows: 100 million shares are classified as Class A Common Stock (Growth & Income), 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock (Balanced), 100 million shares are classified as Class D Common Stock (Tax-Free), 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (High Yield), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Strategic Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Numeric Investors Micro Cap), 50 million shares are classified as Class GG Common Stock (n/i Numeric Investors Growth), 50 million shares are classified as Class HH (n/i Numeric Investors Growth & Value), 100 million shares are classified as Class II Common Stock (BEA Investor International), 100 million shares are classified as Class JJ Common Stock (BEA Investor Emerging), 100 million shares are classified as Class KK Common Stock (BEA Investor High Yield), 100 million shares are classified as Class LL Common Stock (BEA Investor Global Telecom), 100 million shares are classified as Class MM Common Stock (BEA Advisor International), 100 million shares are classified as Class NN Common Stock (BEA Advisor Emerging), 100 million shares are classified as Class OO Common Stock (BEA Advisor High Yield), 100 million shares are classified as Class PP Common Stock (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisor Large Cap), 100 million shares are classified as Class TT Common Stock (Boston Partners Investor Mid Cap), 100 million shares are classified as Class UU Common Stock (Boston Partners Institutional Mid Cap), 100 million shares are classified as Class VV Common Stock (Boston Partners Institutional Bond), 100 million shares are classified as Class WW Common Stock (Boston Partners Investor Bond), ___ million shares are classified as Class ___ Common Stock (Boston Partners Institutional Micro Cap), ____ million shares are classified as Class ___ Common Stock (Boston Partners Investors Micro Cap), 50 million shares are classified as Class XX Common Stock (n/i Numeric Investors Larger Cap Value), 700 million shares are classified as Class Janney Money Common Stock (Money), 200 million shares are classified as Class Janney Municipal Money Common Stock (Municipal Money), 500 million shares are classified as Class Janney Government Money Common Stock (Government Money), 100 million shares are classified as Class Janney N.Y. Municipal Money Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock

(Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of the Class __ and __ Common Stock constitute the Boston Partners Micro Cap Value Fund Institutional and Investor classes, respectively. Under RBB's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into fourteen separate "families": The Cash Preservation Family, the Sansom Street Family, the Bedford Family, the BEA Family, the Janney Montgomery Scott Money Family, the n/i Numeric Investors Family, the Boston Partners Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Funds; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Funds; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Funds; the BEA Family represents interests in ten non-money market portfolios; the n/i Numeric Investors Family represents interests in four non-money market portfolios; the Boston Partners Family represents interest in four non-money market portfolios; the Janney Montgomery Scott Family and the Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Funds.

                  RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of such portfolio. However, Rule 18f-2 also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law, or by RBB's Articles of Incorporation, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock entitled to vote on the matter voting without regard to class (or portfolio).

                                  MISCELLANEOUS

                  COUNSEL. The law firm of Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 serves as counsel to RBB and the non-interested directors.

                  INDEPENDENT ACCOUNTANTS.  Coopers & Lybrand L.L.P.,
2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as RBB's independent accountants.

                  CONTROL PERSONS. As of ___________, 1998, to RBB's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of each class of RBB indicated below. See "Additional Information Concerning RBB Shares" above. RBB does not know whether such persons also beneficially own such shares.

PORTFOLIO                NAME AND ADDRESS                PERCENT OWNED

                  OTHER COMMUNICATIONS. From time to time, references to the Fund may appear in advertisements and sales literature for certain products or services offered by the Adviser, its affiliates or others, through which it is possible to invest in one or more Funds managed by the Adviser.

                  The Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

                  The Fund or Adviser may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of a Fund or that employed by the Adviser (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic accounting rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable instruments), economic conditions, risk and volatility assessments, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. The Fund or Adviser may also include in such advertisements or communications additional information concerning the Adviser and/or its employees or owners, its management philosophies, operating strategies and other advisory clients, as well as statements about the Adviser attributed to others. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the view of the Adviser or Fund as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund or an investor generally. The Fund or Adviser may also include in advertisements charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Fund and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and shares of the Fund. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

                  As of the same date, directors and officers as a group owned less than one percent of the shares of RBB.

                  LITIGATION. There is currently no material litigation affecting RBB.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

                  A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                  "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                  "B" - Issues are regarded as having only a speculative capacity for timely payment.

                  "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

                  "D" - Issues are in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.


CORPORATE LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by Standard & Poor's for corporate debt:

                  "AAA" - This designation represents the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options;

and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.


                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                                                      PART C

                                                 OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

 (a)     Financial Statements:

         (1)      Included in Part A of the Registration Statement:

                  Not Applicable.

         (2)      Incorporated by reference into Part B:

                  Not Applicable.


(b)      Exhibits:                                                                                     SEE NOTE #

         (1)      (a)      Articles of Incorporation of Registrant                                          1

                  (b)      Articles Supplementary of Registrant.                                            1

                  (c)      Articles of Amendment to Articles of                                             2
                           Incorporation of Registrant.

                  (d)      Articles Supplementary of Registrant.                                            2

                  (e)      Articles Supplementary of Registrant.                                            5

                  (f)      Articles Supplementary of Registrant.                                            6

                  (g)      Articles Supplementary of Registrant.                                            9

                  (h)      Articles Supplementary of Registrant.                                           10

                  (i)      Articles Supplementary of Registrant.                                           14

                  (j)      Articles Supplementary of Registrant.                                           14

                  (k)      Articles Supplementary of Registrant.                                           19

                  (l)      Articles Supplementary of Registrant.                                           19

                  (m)      Articles Supplementary of Registrant.                                           19

                  (n)      Articles Supplementary of Registrant.                                           19

                  (o)      Articles Supplementary of Registrant.                                           20

                  (p)      Articles Supplementary of Registrant.                                           23

                  (q)      Articles Supplementary of Registrant.                                           25

                  (r)      Articles Supplementary of Registrant.                                           27

                  (s)      Articles of Amendment to Charter of the                                         28
                           Registrant.

                  (t)      Articles Supplementary of Registrant.                                           28


                  (u)      Form of Articles Supplementary relating to
                           the BEA Long-Short Market Neutral and BEA
                           Long-Short Equity Funds.                                                        33


                  (v) Form of Articles Supplementary relating to the Boston Partners Micro Cap Value Fund
                           (Institutional and Investor Classes)


(b)      Exhibits:                                                                                     SEE NOTE #
         (2)      By-Laws, as amended                                                                      28

         (3)      None.

         (4)      (a)      See Articles VI, VII, VIII, IX and XI of                                         1
                           Registrant's Articles of Incorporation dated
                           February 17, 1988.

                  (b)      See Articles II, III, VI, XIII, and XIV of                                      23
                           Registrant's By-Laws as amended through April
                           26, 1996.

         (5)      (a)      Investment Advisory Agreement (Money Market)                                     3
                           between Registrant and Provident
                           Institutional Management Corporation, dated
                           as of August 16, 1988.

                  (b)      Sub-Advisory Agreement (Money Market) between                                    3
                           Provident Institutional Management
                           Corporation and Provident National Bank,
                           dated as of August 16, 1988.

                  (c)      Investment Advisory Agreement (Tax-Free Money                                    3
                           Market) between Registrant and Provident
                           Institutional Management Corporation, dated
                           as of August 16, 1988.

                  (d)      Sub-Advisory Agreement (Tax-Free Money                                           3
                           Market) between Provident Institutional
                           Management Corporation and Provident National
                           Bank, dated as of August 16, 1988.

                  (e)      Investment Advisory Agreement (Government                                        3
                           Obligations Money Market) between Registrant
                           and Provident Institutional Management
                           Corporation, dated as of August 16, 1988.

                  (f)      Sub-Advisory Agreement (Government                                               3
                           Obligations Money Market) between Provident
                           Institutional Management Corporation and
                           Provident National Bank, dated as of August
                           16, 1988.

                  (g)      Investment Advisory Agreement (Government                                        8
                           Securities) between Registrant and Provident
                           Institutional Management Corporation dated as
                           of April 8, 1991.

                  (h)      Investment Advisory Agreement (New York                                          9
                           Municipal Money Market) between Registrant
                           and Provident Institutional Management
                           Corporation dated November 5, 1991.

                  (i)      Investment Advisory Agreement (Tax-Free Money                                   10
                           Market) between Registrant and Provident
                           Institutional Management Corporation dated
                           April 21, 1992.

                  (j)      Investment Advisory Agreement (BEA                                              11
                           International Equity Portfolio) between
                           Registrant and BEA Associates.


                                                      -2-


(b)      Exhibits:                                                                                     SEE NOTE #
                  (k)      Investment Advisory Agreement (BEA Strategic                                    11
                           Fixed Income Portfolio) between Registrant
                           and BEA Associates.

                  (l)      Investment Advisory Agreement (BEA Emerging                                     11
                           Markets Equity Portfolio) between Registrant
                           and BEA Associates.

                  (m)      Investment Advisory Agreement (BEA U.S. Core                                    15
                           Equity Portfolio) between Registrant and BEA
                           Associates, dated as of October 27, 1993.

                  (n)      Investment Advisory Agreement (BEA U.S. Core                                    15
                           Fixed Income Portfolio) between Registrant
                           and BEA Associates, dated as of October 27,
                           1993.

                  (o)      Investment Advisory Agreement (BEA Global                                       15
                           Fixed Income Portfolio) between Registrant
                           and BEA Associates, dated as of October 27,
                           1993.

                  (p)      Investment Advisory Agreement (BEA Municipal                                    15
                           Bond Fund Portfolio) between Registrant and
                           BEA Associates, dated as of October 27, 1993.

                  (q)      Investment Advisory Agreement (BEA Balanced)                                    16
                           between Registrant and BEA Associates.

                  (r)      Investment Advisory Agreement (BEA Short                                        16
                           Duration Portfolio) between Registrant and
                           BEA Associates.

                  (s)      Investment Advisory Agreement (n/i Micro Cap                                    23
                           Fund) between Registrant and Numeric
                           Investors, L.P.

                  (t)      Investment Advisory Agreement (n/i Growth                                       23
                           Fund) between Registrant and Numeric
                           Investors, L.P.

                  (u)      Investment Advisory Agreement (n/i Growth &                                     23
                           Value Fund) between Registrant and Numeric
                           Investors, L.P.

                  (v)      Investment Advisory Agreement (BEA Global                                       24
                           Telecommunications Portfolio) between
                           Registrant and BEA Associates.

                  (w)      Investment Advisory Agreement (Boston                                           26
                           Partners Large Cap Value Fund) between
                           Registrant and Boston Partners Asset
                           Management, L.P.

                  (x)      Investment Advisory Agreement (Boston                                           28
                           Partners Mid Cap Value Fund) between
                           Registrant and Boston Partners Asset
                           Management, L.P.

                  (y)      Investment Advisory Agreement (n/i Larger Cap                                   31
                           Value Fund) between Registrant and Numeric
                           Investors, L.P. dated December 1, 1997.


                                                      -3-


(b)      Exhibits:                                                                                     SEE NOTE #
                  (z)      Investment Advisory Agreement (Boston                                           31
                           Partners Bond Fund) between Registrant and
                           Boston Partners Asset Management, L.P. dated
                           December 1, 1997.

                  (aa)     Form of Investment Advisory Agreement                                           32
                           (Schneider Capital Management Value Fund)
                           between Registrant and Schneider Capital
                           Management Company.

                  (bb)     Form of Investment Advisory Agreement (BEA                                      33
                           Long-Short Market Neutral Fund) between
                           Registrant and BEA Associates.


                  (cc)     Form of Investment Advisory Agreement (BEA                                      33
                           Long-Short Equity Fund) between Registrant
                           and BEA Associates.


                  (dd)     Form of Investment Advisory Agreement (Boston
                           Partners Micro Cap Value Fund) between
                           Registrant and Boston Partners Asset
                           Management, L.P.


       (6)        (r)      Distribution Agreement and Supplements                                           8
                           (Classes A through Q) between the Registrant
                           and Counsellors Securities Inc. dated as of
                           April 10, 1991

                  (s)      Distribution Agreement Supplement (Classes L,                                    9
                           M, N and 0) between the Registrant and
                           Counsellors Securities Inc. dated as of
                           November 5, 1991.

                  (t)      Distribution Agreement Supplements (Classes                                      9
                           R, S, and Alpha 1 through Theta 4) between
                           the Registrant and Counsellors Securities
                           Inc. dated as of November 5, 1991.

                  (u)      Distribution Agreement Supplement (Classes T,                                   10
                           U and V) between the Registrant and
                           Counsellors Securities Inc. dated as of
                           September 18, 1992.

                  (w)      Distribution Agreement Supplement (Classes X,                                   14
                           Y, Z and AA) between the Registrant and
                           Counselors Securities Inc.

                  (x)      Distribution Agreement Supplement (Classes BB                                   18
                           and CC) between Registrant and Counsellors
                           Securities Inc. dated as of October 26, 1994.

                  (z)      Distribution Agreement Supplement (Classes L,                                   19
                           M, N and O) between the Registrant and
                           Counsellors Securities Inc.

                  (aa)     Distribution Agreement Supplement (Classes R,                                   19
                           S) between the Registrant and Counsellors
                           Securities Inc.

                  (bb)     Distribution Agreement Supplements (Classes                                     19
                           Alpha 1 through Theta 4) between the
                           Registrant and Counsellors Securities Inc.


                                                      -4-


(b)      Exhibits:                                                                                     SEE NOTE #
                  (cc)     Distribution Agreement Supplement (Janney                                       20
                           Classes) between the Registrant and
                           Counsellors Securities Inc.

                  (dd)     Distribution Agreement Supplement ni Classes                                    23
                           (Classes FF, GG and HH) between Registrant
                           and Counsellors Securities Inc.

                  (ee)     Distribution Agreement Supplement (Classes                                      24
                           II, JJ, KK, and LL) between Registrant and
                           Counsellors Securities Inc.

                  (ff)     Distribution Agreement Supplement (Classes                                      24
                           MM, NN, OO, and PP) between Registrant and
                           Counsellors Securities Inc.

                  (gg)     Distribution Agreement Supplement (Class QQ)                                    26
                           between Registrant and Counsellors Securities
                           Inc.

                  (hh)     Distribution Agreement Supplement (Class RR)                                    27
                           between Registrant and Counsellors Securities
                           Inc.

                  (ii)     Distribution Agreement Supplement (Class SS)                                    27
                           between Registrant and Counsellors Securities
                           Inc.

                  (jj)     Distribution Agreement Supplement (Class TT)                                    28
                           between Registrant and Counsellors Securities
                           Inc.

                  (kk)     Distribution Agreement Supplement (Class UU)                                    28
                           between Registrant and Counsellors Securities
                           Inc.

                  (ll)     Distribution Agreement Supplement (Class VV)                                    31
                           between Registrant and Counsellors
                           Securities, Inc.

                  (mm)     Distribution Agreement Supplement (Class WW)                                    31
                           between Registrant and Counsellors
                           Securities, Inc.

                  (nn)     Distribution Agreement Supplement (Class XX)                                    31
                           between Registrant and Counsellors
                           Securities, Inc.

                  (oo)     Form of Distribution Agreement Supplement                                       32
                           (Class YY) between Registrant and Counsellors
                           Securities, Inc.


                  (pp)     Form of Distribution Agreement Supplement                                       33
                           (Class ZZ and AAA) between Registrant and
                           Counsellors Securities, Inc.


                  (qq)     Form of Distribution Agreement Supplement                                       33
                           (Class BBB and CCC) between Registrant and
                           Counsellors Securities, Inc.


                  (rr)     Form of Distribution Agreement Supplement
                           (Class DDD) between Registrant and
                           Counsellors Securities,Inc.


                                                      -5-

(b)      Exhibits:                                                                                     SEE NOTE #


                  (ss)     Form of Distribution Agreement Supplement
                           (Class EEE) between Registrant and
                           Counsellors Securities,Inc.


         (7)      Fund Office Retirement Profit-Sharing and Trust
                  Agreement, dated as of October 24, 1990, as
                  amended.                                                                                 29


         (8)      (a)      Custodian Agreement between Registrant and                                       3
                           Provident National Bank dated as of
                           August 16, 1988.

                  (b)      Sub-Custodian Agreement among The Chase                                         10
                           Manhattan Bank, N.A., the Registrant and
                           Provident National Bank, dated as of July 13,
                           1992, relating to custody of Registrant's
                           foreign securities.

                  (e)      Amendment No. 1 to Custodian Agreement dated                                     9
                           August 16, 1988.

                  (f)      Agreement between Brown Brothers Harriman &                                     10
                           Co. and Registrant on behalf of BEA
                           International Equity Portfolio, dated
                           September 18, 1992.

                  (g)      Agreement between Brown Brothers Harriman &                                     10
                           Co. and Registrant on behalf of BEA Strategic
                           Fixed Income Portfolio, dated September 18,
                           1992.

                  (h)      Agreement between Brown Brothers Harriman &                                     10
                           Co. and Registrant on behalf of BEA Emerging
                           Markets Equity Portfolio, dated September 18,
                           1992.

                  (i)      Agreement between Brown Brothers Harriman &                                     15
                           Co. and Registrant on behalf of BEA Emerging
                           Markets Equity, BEA International Equity, BEA
                           Strategic Fixed Income and BEA Global Fixed
                           Income Portfolios, dated as of November 29,
                           1993.

                  (j)      Agreement between Brown Brothers Harriman &                                     15
                           Co. and Registrant on behalf of BEA U.S. Core
                           Equity and BEA U.S. Core Fixed Income
                           Portfolios dated as of November 29, 1993.

                  (k)      Custodian Contract between Registrant and                                       18
                           State Street Bank and Trust Company.

                  (l)      Custody Agreement between Registrant and                                        23
                           Custodial Trust Company on behalf of n/i
                           Micro Cap Fund, n/i Growth Fund and n/i
                           Growth & Value Fund Portfolios of the
                           Registrant.

                  (m)      Custodian Agreement Supplement Between                                          26
                           Registrant and PNC Bank, National Association
                           dated October 16, 1996.


                                                      -6-

(b)      Exhibits:                                                                                     SEE NOTE #

                  (n)      Custodian Agreement Supplement between                                          27
                           Registrant and Brown Brothers Harriman & Co.
                           on behalf of the BEA Municipal Bond Fund.


                  (o)      Custodian Agreement Supplement between                                          28
                           Registrant and PNC Bank, National
                           Association, on behalf of the Boston Partners
                           Mid Cap Value Fund.


                  (p)      Custody Agreement between Registrant and                                        31
                           Custodial Trust Company on behalf of the n/i
                           Larger Cap Value Fund.

                  (q)      Custodian Agreement Supplement between                                          31
                           Registrant and PNC Bank, N.A. on behalf of
                           the Boston Partners Bond Fund.

                  (r)      Form of Custodian Agreement Supplement                                          32
                           between Registrant and PNC Bank, N.A. on
                           behalf of the Schneider Capital Management
                           Value Fund.


                  (s)      Form of Custodian Agreement between                                             33
                           Registrant and Custodial Trust Company on
                           behalf of the BEA Long-Short Market Neutral
                           and the BEA Long-Short Equity Funds.


                  (t)      Form of Custodian Agreement Supplement
                           between Registrant and PNC Bank, N.A. on behalf of the Boston Partners Micro Cap Value
                           Fund.


         (9)      (a)      Transfer Agency Agreement (Sansom Street)                                        3
                           between Registrant and Provident Financial
                           Processing Corporation, dated as of
                           August 16, 1988.

                  (b)      Transfer Agency Agreement (Cash Preservation)                                    3
                           between Registrant and Provident Financial
                           Processing Corporation, dated as of
                           August 16, 1988.

                  (c)      Shareholder Servicing Agreement (Sansom                                          3
                           Street Money Market).

                  (d)      Shareholder Servicing Agreement (Sansom                                          3
                           Street Tax-Free Money Market).

                  (e)      Shareholder Servicing Agreement (Sansom                                          3
                           Street Government Obligations Money Market).

                  (f)      Shareholder Services Plan (Sansom Street                                         3
                           Money Market).

                  (g)      Shareholder Services Plan (Sansom Street Tax-                                    3
                           Free Money Market).

                  (h)      Shareholder Services Plan (Sansom Street                                         3
                           Government Obligations Money Market).

                  (i)      Transfer Agency Agreement (Bedford) between                                      3
                           Registrant and Provident Financial Processing
                           Corporation, dated as of August 16, 1988.


                                                      -7-


(b)      Exhibits:                                                                                     SEE NOTE #
                  (j)      Administration and Accounting Services                                           8
                           Agreement between Registrant and Provident
                           Financial Processing Corporation, relating to
                           Government Securities Portfolio, dated as of
                           April 10, 1991.

                  (k)      Administration and Accounting Services                                           9
                           Agreement between Registrant and Provident
                           Financial Processing Corporation, relating to
                           New York Municipal Money Market Portfolio
                           dated as of November 5, 1991.

                  (l)      Administration and Accounting Services                                          10
                           Agreement between Registrant and Provident
                           Financial Processing Corporation (BEA
                           International Equity) dated September 18,
                           1992.

                  (m)      Administration and Accounting Services                                          10
                           Agreement between Registrant and Provident
                           Financial Processing Corporation (BEA
                           Strategic Fixed Income) dated September 18,
                           1992.

                  (n)      Administration and Accounting Services                                          10
                           Agreement between Registrant and Provident
                           Financial Processing Corporation (BEA
                           Emerging Markets Equity) dated September 18,
                           1992.

                  (o)      Transfer Agency Agreement and Supplements                                        9
                           (Bradford, Alpha (now known as Janney), Beta,
                           Gamma, Delta, Epsilon, Zeta, Eta and Theta)
                           between Registrant and Provident Financial
                           Processing Corporation dated as of November
                           5, 1991.

                  (p)      Transfer Agency Agreement Supplement (BEA)                                      10
                           between Registrant and Provident Financial
                           Processing Corporation dated as of September
                           19, 1992.

                  (q)      Administrative Services Agreement between                                       10
                           Registrant and Counsellor's Fund Services,
                           Inc. (BEA Portfolios) dated September 18,
                           1992.

                  (r)      Administration and Accounting Services                                          10
                           Agreement between Registrant and Provident
                           Financial Processing Corporation, relating to
                           Tax-Free Money Market Portfolio, dated as of
                           April 21, 1992.

                  (s)      Transfer Agency Agreement Supplement (BEA                                       15
                           U.S. Core Equity, BEA U.S. Core Fixed Income,
                           BEA Global Fixed Income and BEA Municipal
                           Bond Fund Portfolios) between Registrant and
                           PFPC Inc. dated as October 27, 1993.


                                                      -8-


(b)      Exhibits:                                                                                     SEE NOTE #
                  (t)      Administration and Accounting Services                                          15
                           Agreement between Registrant and PFPC Inc.
                           relating to BEA U.S. Core Equity Portfolio
                           dated as of October 27, 1993.

                  (u)      Administration and Accounting Services                                          15
                           Agreement between Registrant and PFPC Inc.
                           (BEA U.S. Core Fixed Income Portfolio) dated
                           October 27, 1993.

                  (v)      Administration and Accounting Services                                          15
                           Agreement between Registrant and PFPC Inc.
                           (International Fixed Income Portfolio) dated
                           October 27, 1993.

                  (w)      Administration and Accounting Services                                          15
                           Agreement between Registrant and PFPC Inc.
                           (Municipal Bond Fund Portfolio) dated
                           October 27, 1993.

                  (x)      Transfer Agency Agreement Supplement (BEA                                       18
                           Balanced and Short Duration Portfolios)
                           between Registrant and PFPC Inc. dated
                           October 26, 1994.

                  (y)      Administration and Accounting Services                                          18
                           Agreement between Registrant and PFPC Inc.
                           (BEA Balanced Portfolio) dated October 26,
                           1994.

                  (z)      Administration and Accounting Services                                          18
                           Agreement between Registrant and PFPC Inc.
                           (BEA Short Duration Portfolio) dated
                           October 26, 1994.

                  (aa)     Administrative Services Agreement Supplement                                    18
                           between Registrant and Counsellors Fund
                           Services, Inc. (BEA Classes) dated
                           October 26, 1994.

                  (bb)     Transfer Agency and Service Agreement between                                   21
                           Registrant and State Street Bank and Trust
                           Company and PFPC, Inc. dated February 1,
                           1995.

                  (cc)     Supplement to Transfer Agency and Service                                       21
                           Agreement between Registrant, State Street
                           Bank and Trust Company, Inc. and PFPC dated
                           April 10, 1995.

                  (dd)     Amended and Restated Credit Agreement dated                                     22
                           December 15, 1994.

                  (ee)     Transfer Agency Agreement Supplement (n/i                                       23
                           Micro Cap Fund, n/i Growth Fund and n/i
                           Growth & Value Fund) between Registrant and
                           PFPC, Inc. dated April 14, 1996.

                  (ff)     Administration and Accounting Services                                          23
                           Agreement between Registrant and PFPC, Inc.
                           (n/i Micro Cap Fund) dated April 24, 1996.


                                                      -9-


(b)      Exhibits:                                                                                     SEE NOTE #
                  (gg)     Administration and Accounting Services                                          23
                           Agreement between Registrant and PFPC, Inc.
                           (n/i Growth Fund) dated April 24, 1996.

                  (hh)     Administration and Accounting Services                                          23
                           Agreement between Registrant and PFPC, Inc.
                           (n/i Growth & Value Fund) dated April 24,
                           1996.

                  (ii)     Administrative Services Agreement between                                       23
                           Registrant and Counsellors Fund Services,
                           Inc. (n/i Micro Cap Fund, n/i Growth Fund and
                           n/i Growth & Value Fund) dated April 24,
                           1996.

                  (jj)     Administration and Accounting Services                                          24
                           Agreement between Registrant and PFPC, Inc.
                           (BEA Global Telecommunications Portfolio).

                  (kk)     Co-Administration Agreement between                                             24
                           Registrant Investor and BEA Associates (BEA
                           International Equity Investor Portfolio).

                  (ll)     Co-Administration Agreement between                                             24
                           Registrant and BEA Associates (BEA
                           International Equity Advisor Portfolio).

                  (mm)     Co-Administration Agreement between                                             24
                           Registrant and BEA Associates (BEA Emerging
                           Markets Equity Investor Portfolio).

                  (nn)     Co-Administration Agreement between                                             24
                           Registrant and BEA Associates (BEA Emerging
                           Markets Equity Advisor Portfolio).

                  (oo)     Co-Administration Agreement between                                             24
                           Registrant and BEA Associates (BEA High Yield
                           Investor Portfolio).

                  (pp)     Co-Administration Agreement between                                             24
                           Registrant and BEA Associates (BEA High Yield
                           Advisor Portfolio).

                  (qq)     Co-Administration Agreement between                                             24
                           Registrant and BEA Associates (BEA Global
                           Telecommunications Investor Portfolio).

                  (rr)     Co-Administration Agreement between                                             24
                           Registrant and BEA Associates (BEA Global
                           Telecommunications Advisor Portfolio).

                  (ss)     Transfer Agreement and Service Agreement                                        24
                           between Registrant and State Street Bank and
                           Trust Company.

                  (tt)     Administration and Accounting Services                                          27
                           Agreement between the Registrant and PFPC
                           Inc. dated October 16, 1996 (Boston Partners
                           Large Cap Value Fund).

                  (uu)     Transfer Agency Agreement Supplement between                                    26
                           Registrant and PFPC Inc. (Boston Partners
                           Large Cap Value Fund, Institutional Class).


                                                      -10-


(b)      Exhibits:                                                                                     SEE NOTE #
                  (vv)     Transfer Agency Agreement Supplement between                                    26
                           Registrant and PFPC Inc. (Boston Partners
                           Large Cap Value Fund, Investor Class).

                  (ww)     Transfer Agency Agreement Supplement between                                    26
                           Registrant and PFPC Inc. (Boston Partners
                           Large Cap Value Fund, Advisor Class).

                  (xx)     Transfer Agency Agreement Supplement between                                    28
                           Registrant and PFPC Inc., (Boston Partners
                           Mid Cap Value Fund, Institutional Class).

                  (yy)     Transfer Agency Agreement Supplement between                                    28
                           Registrant and PFPC Inc., (Boston Partners
                           Mid Cap Value Fund, Investor Class).

                  (zz)     Administration and Accounting Services                                          28
                           Agreement between Registrant and PFPC Inc.
                           dated, May 30, 1997 (Boston Partners Mid Cap
                           Value Fund).

                  (aaa)    Transfer Agency Agreement Supplement (n/i                                       31
                           Larger Cap Value Fund) between Registrant and
                           PFPC, Inc. dated December 1, 1997.

                  (bbb)    Administration and Accounting Services                                          31
                           Agreement between Registrant and PFPC, Inc.
                           dated December 1, 1997 (n/i Larger Cap Value
                           Fund).

                  (ccc)    Co-Administration Agreement between                                             31
                           Registrant and Bear Stearns Funds Management,
                           Inc. dated December 1, 1997 (n/i Larger Cap
                           Value Fund).

                  (ddd)    Administrative Services Agreement between                                       31
                           Registrant and Counsellors Fund Services,
                           Inc. dated December 1, 1997 (n/i Larger Cap
                           Value Fund)

                  (eee)    Transfer Agency Agreement Supplement between                                    31
                           Registrant and PFPC, Inc. dated December 1,
                           1997 (Boston Partners Bond Fund,
                           Institutional Class).

                  (fff)    Transfer Agency Agreement Supplement between                                    31
                           Registrant and PFPC, Inc. dated December 1,
                           1997 (Boston Partners Bond Fund, Investor
                           Class).

                  (ggg)    Administration and Accounting Services                                          31
                           Agreement between Registrant and PFPC, Inc.
                           dated December 1, 1997 (Boston Partners Bond
                           Fund).

                  (hhh)    Form of Administration and Accounting                                           32
                           Services Agreement between Registrant and
                           PFPC Inc. (Schneider Capital Management Value
                           Fund).


                                                      -11-


(b)      Exhibits:                                                                                     SEE NOTE #
                  (iii)    Form of Transfer Agency Agreement Supplement                                    32
                           between Registrant and PFPC Inc. (Schneider
                           Capital Management Value Fund).


                  (jjj)    Form of Administrative Services Agreement                                       32
                           between Registrant and Counsellors Fund
                           Services, Inc. (Schneider Capital Management
                           Value Fund).


                  (kkk)    Form of Administration and Accounting                                           33
                           Services Agreement between Registrant and
                           PFPC Inc.  (BEA Long-Short Market Neutral
                           Fund).

                  (lll)    Form of Administration and Accounting                                           33
                           Services Agreement between Registrant and
                           PFPC Inc.  (BEA Long-Short Equity Fund).

                  (mmm)    Form of Co-Administration Agreement between                                     33
                           Registrant and BEA Associates (BEA Long-Short
                           Market Neutral Fund).

                  (nnn)    Form of Co-Administration Agreement between                                     33
                           Registrant and BEA Associates (BEA Long-Short
                           Equity Fund).

                  (ooo)    Form of Transfer Agency Agreement Supplement                                    33
                           between Registrant and State Street Bank &
                           Trust Company (BEA Long-Short Market Neutral
                           Fund Institutional Class).

                  (ppp)    Form of Transfer Agency Agreement Supplement                                    33
                           between Registrant and State Street Bank &
                           Trust Company (BEA Long-Short Market Neutral
                           Fund Advisor Class).

                  (qqq)    Form of Transfer Agency Agreement Supplement                                    33
                           between Registrant and State Street Bank &
                           Trust Company (BEA Long-Short Equity Fund
                           Institutional Class).

                  (rrr)    Form of Transfer Agency Agreement Supplement                                    33
                           between Registrant and State Street Bank &
                           Trust Company (BEA Long-Short Equity Fund
                           Advisor Class).

                  (sss)    Form of Administrative Services Agreement                                       33
                           between Registrant and Counsellors Fund
                           Services, Inc. (BEA Long-Short Market Neutral
                           Fund).

                  (ttt)    Form of Administrative Services Agreement                                       33
                           between Registrant and Counsellors Fund
                           Services, Inc. (BEA Long-Short Equity Fund).

                  (uuu) Form of Transfer Agency Agreement Supplement between Registrant and PFPC, Inc. (Boston
                           Partners Micro Cap Value Fund, Institutional
                           Class).



                                                      -12-


(b)      Exhibits:                                                                                     SEE NOTE #


                  (vvv) Form of Transfer Agency Agreement Supplement between Registrant and PFPC, Inc. (Boston
                           Partners Micro Cap Value Fund, Investor
                           Class).


                  (www)    Form of Administration and Accounting
                           Services Agreement between Registrant and
                           PFPC, Inc. (Boston Partners Micro Cap Value
                           Fund).



         (10)              Opinion and Consent of Counsel.

         (11)     (a)      Consent of Drinker Biddle & Reath LLP.

         (12)              None.

         (13)     (a)      Subscription Agreement (relating to Classes A                                    2
                           through N).

                  (b)      Subscription Agreement between Registrant and                                    7
                           Planco Financial Services, Inc., relating to
                           Classes O and P.

                  (c)      Subscription Agreement between Registrant and                                    7
                           Planco Financial Services, Inc., relating to
                           Class Q.

                  (d)      Subscription Agreement between Registrant and                                    9
                           Counsellors Securities Inc. relating to
                           Classes R, S, and Alpha 1 through Theta 4.

                  (e)      Subscription Agreement between Registrant and                                   10
                           Counsellors Securities Inc. relating to
                           Classes T, U and V.

                  (f)      Subscription Agreement between Registrant and                                   18
                           Counsellor's Securities Inc. relating to
                           Classes BB and CC.

                  (g)      Purchase Agreement between Registrant and                                       23
                           Numeric Investors, L.P. relating to Class FF
                           (n/i Micro Cap Fund).

                  (h)      Purchase Agreement between Registrant and                                       23
                           Numeric Investors, L.P. relating to Class GG
                           (n/i Growth Fund).

                  (i)      Purchase Agreement between Registrant and                                       23
                           Numeric Investors, L.P. relating to Class HH
                           (n/i Growth & Value Fund).

                  (j)      Subscription Agreement between Registrant and                                   24
                           Counsellors Securities, Inc. relating to
                           Classes II through PP.

                  (k)      Purchase Agreement between Registrant and                                       27
                           Boston Partners Asset Management, L.P.
                           relating to Classes QQ, RR and SS (Boston
                           Partners Large Cap Value Fund).


                                                      -13-


(b)      Exhibits:                                                                                     SEE NOTE #
                  (l)      Purchase Agreement between Registrant and                                       28
                           Boston Partners Asset Management, L.P.
                           relating to Classes TT and UU (Boston
                           Partners Mid Cap Value Fund).

                  (m)      Purchase Agreement between Registrant and                                       31
                           Boston Partners Asset Management L.P.relating
                           to Classes VV and WW (Boston Partners Bond
                           Fund).

                  (n)      Purchase Agreement between Registrant and                                       31
                           Numeric Investors, L.P. relating to Class XX
                           (n/i Larger Cap Value Fund).


                  (o)      Form of Purchase Agreement between Registrant                                   33
                           and BEA Associates relating to Classes ZZ and
                           AAA (BEA Long-Short Market Neutral Fund).

                  (p)      Form of Purchase Agreement between Registrant                                   33
                           and BEA Associates relating to Classes BBB
                           and CCC (BEA Long-Short Equity Fund).

                  (q) Form of Purchase Agreement between Registrant and Boston Partners Asset Management, L.P.
                           relating to Classes DDD and EEE (Boston
                           Partners Micro Cap Value Fund).


         (14)              None.

         (15)     (a)      Plan of Distribution (Sansom Street Money                                        3
                           Market).

                  (b)      Plan of Distribution (Sansom Street Tax-Free                                     3
                           Money Market).

                  (c)      Plan of Distribution (Sansom Street                                              3
                           Government Obligations Money Market).

                  (d)      Plan of Distribution (Cash Preservation                                          3
                           Money).

                  (e)      Plan of Distribution (Cash Preservation Tax-                                     3
                           Free Money Market).

                  (f)      Plan of Distribution (Bedford Money Market).                                     3

                  (g)      Plan of Distribution (Bedford Tax-Free Money                                     3
                           Market).

                  (h)      Plan of Distribution (Bedford Government                                         3
                           Obligations Money Market).

                  (i)      Plan of Distribution (Income Opportunities                                       7
                           High Yield).

                  (j)      Amendment No. 1 to Plans of Distribution                                         8
                           (Classes A through Q).

                  (k)      Plan of Distribution (Alpha (now known as                                        9
                           Janney) Money Market).

                  (l)      Plan of Distribution (Alpha (now known as                                        9
                           Janney) Tax-Free Money Market (now known as
                           the Municipal Money Market)).


                                                      -14-


(b)      Exhibits:                                                                                     SEE NOTE #
                  (m)      Plan of Distribution (Alpha (now known as                                        9
                           Janney) Government Obligations Money Market).

                  (n)      Plan of Distribution (Alpha (now known as                                        9
                           Janney) New York Municipal Money Market).

                  (o)      Plan of Distribution (Beta Money Market).                                        9

                  (p)      Plan of Distribution (Beta Tax-Free Money                                        9
                           Market).

                  (q)      Plan of Distribution (Beta Government                                            9
                           Obligations Money Market).

                  (r)      Plan of Distribution (Beta New York Money                                        9
                           Market).

                  (s)      Plan of Distribution (Gamma Money Market).                                       9

                  (t)      Plan of Distribution (Gamma Tax-Free Money                                       9
                           Market).

                  (u)      Plan of Distribution (Gamma Government                                           9
                           Obligations Money Market).

                  (v)      Plan of Distribution (Gamma New York                                             9
                           Municipal Money Market).

                  (w)      Plan of Distribution (Delta Money Market).                                       9

                  (x)      Plan of Distribution (Delta Tax-Free Money                                       9
                           Market).

                  (y)      Plan of Distribution (Delta Government                                           9
                           Obligations Money Market).

                  (z)      Plan of Distribution (Delta New York                                             9
                           Municipal Money Market).

                  (aa)     Plan of Distribution (Epsilon Money Market).                                     9

                  (bb)     Plan of Distribution (Epsilon Tax-Free Money                                     9
                           Market).

                  (cc)     Plan of Distribution (Epsilon Government                                         9
                           Municipal Money Market).

                  (dd)     Plan of Distribution (Epsilon New York                                           9
                           Municipal Money Market).

                  (ee)     Plan of Distribution (Zeta Money Market).                                        9

                  (ff)     Plan of Distribution (Zeta Tax-Free Money                                        9
                           Market).

                  (gg)     Plan of Distribution (Zeta Government                                            9
                           Obligations Money Market).

                  (hh)     Plan of Distribution (Zeta New York Municipal                                    9
                           Money Market).

                  (ii)     Plan of Distribution (Eta Money Market).                                         9

                  (jj)     Plan of Distribution (Eta Tax-Free Money                                         9
                           Market).


                                                      -15-


(b)      Exhibits:                                                                                     SEE NOTE #
                  (kk)     Plan of Distribution (Eta Government                                             9
                           Obligations Money Market).

                  (ll)     Plan at Distribution (Eta New York Municipal                                     9
                           Money Market).

                  (mm)     Plan of Distribution (Theta Money Market).                                       9

                  (nn)     Plan of Distribution (Theta Tax-Free Money                                       9
                           Market).

                  (oo)     Plan of Distribution (Theta Government                                           9
                           Obligations Money Market).

                  (pp)     Plan of Distribution (Theta New York                                             9
                           Municipal Money Market).

                  (qq)     Plan of Distribution (BEA International                                         24
                           Equity Investor).

                  (rr)     Plan of Distribution (BEA International                                         24
                           Equity Advisor).

                  (ss)     Plan of Distribution (BEA Emerging Markets                                      24
                           Equity Investor).

                  (tt)     Plan of Distribution (BEA Emerging Markets                                      24
                           Equity Advisor).

                  (uu)     Plan of Distribution (BEA High Yield                                            24
                           Investor).

                  (vv)     Plan of Distribution (BEA High Yield                                            24
                           Advisor).

                  (ww)     Plan of Distribution (BEA Global                                                24
                           Telecommunications Investor).

                  (xx)     Plan of Distribution (BEA Global                                                24
                           Telecommunications Advisor).

                  (yy)     Plan of Distribution (Boston Partners Large                                     26
                           Cap Value Fund Institutional Class)

                  (zz)     Plan of Distribution (Boston Partners Large                                     27
                           Cap Value Fund Investor Class)

                  (aaa)    Plan of Distribution (Boston Partners Large                                     27
                           Cap Value Fund Advisor Class)

                  (bbb)    Plan of Distribution (Boston Partners Mid Cap                                   27
                           Value Fund Investor Class)

                  (ccc)    Plan of Distribution (Boston Partners Mid Cap                                   27
                           Value Fund Institutional Class)

                  (ddd)    Plan of Distribution (Boston Partners Bond                                      31
                           Fund Institutional Class).

                  (eee)    Plan of Distribution (Boston Partners Bond                                      31
                           Fund Investor Class).


                  (fff)    Form of Plan of Distribution Pursuant to Rule                                   33
                           12b-1 (BEA Long-Short Equity Fund
                           Advisor Class).



                                                      -16-



(b)      Exhibits:                                                                                     SEE NOTE #


                  (ggg)    Form of Plan of Distribution Pursuant to Rule                                   33
                           12b-1 (BEA Long-Short Market Neutral Fund
                           Advisor Class).

                  (hhh)    Form of Plan of Distribution (Boston Partners
                           Micro Cap Value Fund Institutional Class).


                  (iii)    Form of Plan of Distribution (Boston Partners
                           Micro Cap Value Fund Investor Class).

         (16)     (a)      Schedule for Computation of Performance                                         29
                           Quotations for the Money Market and Boston
                           Partners Portfolios.


                  (b)      Schedule for Computation of Performance                                         30
                           Quotations for the BEA Portfolios.

                  (c)      Schedule for Computation of Performance                                         31
                           Quotations for the n/i Portfolios.

         (17)     Not Applicable.

         (18)     Form of Amended 18f-3 Plan.




NOTE #

1 Incorporated herein by reference to the same exhibit number of Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988.

2 Incorporated herein by reference to the same exhibit number of Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988.

3 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989.

4 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on October 25, 1989.

5 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 3 to the Registrant's Registration Statement (No. 33-20827) filed on April 27, 1990.

6 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 4 to the Registrant's Registration Statement (No. 33-20827) filed on May 1, 1990.

7 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

8 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 6 to the Registrant's Registration Statement (No. 33-20827) filed on October 24, 1991.

9 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992.

10 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992.

11 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 9 to the Registrant's Registration Statement (No. 33-20827) filed on December 16, 1992.

12 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 11 to the Registrant's Registration Statement (No. 33-20827) filed on June 21, 1993.

13 Incorporated herein by reference to the same exhibit number Post-Effective Amendment No. 12 to the Registrant's Registration Statement (No. 33-20827) filed on July 27, 1993.

14 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 13 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1993.

15 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 14 to the Registrant's Registration Statement (No. 33-20827) filed on December 21, 1993.

16 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 19 to the Registrant's Registration Statement (No. 33-20827) filed on October 14, 1994.

17 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 20 to the Registrant's Registration Statement (No. 33-20827) filed on October 21, 1994.

18 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 21 to the Registrant's Registration Statement (No. 33-20827) filed on October 28, 1994.

19 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed an December 19, 1994.

20 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 27 to the Registrant's Registration Statement (No. 33-20827) filed on March 31, 1995.

21 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 28 to the Registrant's Registration Statement (No. 33-20827) filed on October 6, 1995.

22 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 29 to the Registrant's Registration Statement (No. 33-20827) filed on October 25, 1995.

23 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

24 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 37 to the Registrant's Registration Statement (No. 33-20827) filed July 30, 1996.

25 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 39 to the Registrant's Registration Statement (No. 33-20827) filed on October 11, 1996.

26 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

27 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

28 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 46 to the Registrant's Registration Statement (33-20827) filed on September 25, 1997.

29 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 49 to the Registrant's Registration Statement (33-20827) filed on December 1, 1997.

30 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 50 to the Registrant's Registration Statement (33-20827) filed on December 8, 1997.

31 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 51 to the Registrant's Registration Statement (33-20827) filed on December 8, 1997.

32 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 52 to the Registrant's Registration Statement (33-20827) filed on January 23, 1998.


33 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 53 to the Registrant's Registration Statement (33-20827) filed on April 10, 1998.


Item 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  None.

Item 26. NUMBER OF HOLDERS OF SECURITIES

                  The following information is given as of March 31, 1998.

TITLE OF CLASS OF COMMON STOCK                                                    NUMBER OF RECORD HOLDERS
a)       Cash Preservation Money Market                                                          40
b)       Cash Preservation Municipal Money Market                                                56
c)       Sansom Street Money Market                                                               3
d)       Sansom Street Municipal Money Market                                                     0
e)       Sansom Street Government Obligations Money Market                                        0
f)       Bedford Money Market                                                                 93063
g)       Bedford New York Municipal Money Market                                               3234
h)       RBB Government Securities                                                              500
i)       Bedford Municipal Money Market                                                        4441
j)       Bedford Government Obligations Money Market                                           3266
k)       BEA International Equity - Institutional Class                                         273
l)       BEA International Equity - Investor Class                                                0
m)       BEA International Equity - Advisor Class                                                11

                                                      -19-


n)       BEA High Yield - Institutional Class                                                    72
o)       BEA High Yield - Investor Class                                                          0
p)       BEA High Yield - Advisor Class                                                          11
q)       BEA Emerging Markets Equity - Institutional Class                                       23
r)       BEA Emerging Markets Equity - Investor Class                                             0
s)       BEA Emerging Markets Equity - Advisor Class                                              8
t)       BEA U.S. Core Equity                                                                    63
u)       BEA U.S. Core Fixed Income                                                              59
v)       BEA Strategic Global Fixed Income                                                       15
w)       BEA Municipal Bond Fund                                                                 35
x)       BEA Short Duration                                                                       0
y)       BEA Balanced                                                                             0
z)       BEA Global Telecommunications - Investor Class                                           0
aa)      BEA Global Telecommunications - Advisor Class                                           23
bb)      Janney Montgomery Scott
         Money Market                                                                        103789
cc)      Janney Montgomery Scott
         Municipal Money Market                                                                4357
dd)      Janney Montgomery Scott
         Government Obligations Money Market                                                  33852
ee)      Janney Montgomery Scott
         New York Municipal Money Market                                                       1383
ff)      ni Micro Cap                                                                          3535
gg)      ni Growth                                                                             3437
hh)      ni Growth & Value                                                                     5005
ii)      ni Larger Cap Value                                                                    438
jj)      Boston Partners Large Cap Value Fund - Institutional
         Class                                                                                   39
kk)      Boston Partners Large Cap Value Fund - Investor Class                                   38
ll)      Boston Partners Large Cap Value Fund - Advisor Class                                     0
mm)      Boston Partners Mid Cap Value Fund - Investor Class                                     40
nn)      Boston Partners Mid Cap Value Fund - Institutional Class                                54
oo)      Boston Partners Premium Bond - Institutional Class                                       4
pp)      Boston Partners Premium Bond - Investor Class                                            2


Item 27. INDEMNIFICATION

         Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, as amended, incorporated herein by reference as Exhibits 1(a) and 1(c), provide as follows:

                  Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

                  Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

                  Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Information as to any other business, profession, vocation or employment of substantial nature in which any directors and officers of PIMC, BEA, Numeric, Boston Partners and Schneider Capital Management are, or at any time during the past two (2) years have been, engaged for their own accounts or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Schedules A and D of PIMC's FORM ADV (File No. 801-13304) filed on March 28, 1997, Schedules B and D of BEA's FORM ADV (File No. 801-37170) filed on March 31, 1997, Schedules B and D of Numeric's FORM ADV (File No. 801-35649) filed on March 27, 1997, Schedules of Boston Partners' FORM ADV (File No. 801-49059) filed on July 17, 1997, and Schedules B and D of Schneider Capital Management's FORM ADV (File No. 801-52502) filed on July 16, 1996, respectively.

         There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of PNC Bank, National Association (successor by merger to Provident National Bank) ("PNC Bank"), is, or at any time during the past two years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.


                                          PNC BANK, NATIONAL ASSOCIATION
                                                      DIRECTORS

POSITION WITH                                                                                                      TYPE
PNC BANK          NAME                                        OTHER BUSINESS CONNECTIONS                           OF BUSINESS
--------          ----                                        --------------------------                           -----------


Director          B.R. Brown                                  President and C.E.O. of                              Coal
                                                              Consol, Inc.
                                                              Consol Plaza
                                                              1800 Washington Road

                                                      -21-


                                                              Pittsburgh, PA  15241

Director          Constance E. Clayton                        Associate Dean                                       Medical
                                                              Allegheny University of
                                                              the Health Sciences
                                                              Bellet Bldg.
                                                              1505 Race Street-Mail Stop 660
                                                              Philadelphia, PA  19102

Director          Eberhard Faber IV                           Chairman and C.E.O.                                  Manufacturing
                                                              E.F.L., Inc.
                                                              1220 Mellon Bank Bldg.
                                                              8 W. Market Street
                                                              Wilkes-Barre, PA  18701

Director          Dr. Stuart Heydt                            President and C.E.O.                                 Medical
                                                              Geisinger Health System
                                                              Commerce Court, Suite 300
                                                              2601 Market Place
                                                              Harrisburg, PA  17110-9603

Director          Edward P. Junker, III                       Retired Vice Chairman                                Banking
                                                              PNC Bank, N.A.
                                                              901 State Street, P.O. Box 8480
                                                              Erie, PA  16553

Director          Thomas A. McConomy                          President, C.E.O. and                                Manufacturing
                                                              Chairman, Calgon Carbon Corp.
                                                              413 Woodland Road
                                                              Sewickley, PA  15143

Director          Thomas H. O'Brien                           Chairman and CEO                                     Banking
                                                              PNC Bank Corp.
                                                              One PNC Plaza, 249 Fifth Avenue
                                                              Pittsburgh, PA  15227-2707

Director          Rocco A. Ortenzio                           Chairman and C.E.O.                                  Medical
                                                              Select Medical Corporation
                                                              4718 Old Gettysburg Road
                                                              P.O. Box 2034
                                                              Mechanicsburg, PA  17055

Director          Robert C. Robb, Jr.                         President, Lewis, Eckert, Robb                       Financial
                                                              & Company                                            and
                                                              425 One Plymouth Meeting                             Management
                                                              Plymouth Meeting, PA  19462                          Consultants


POSITION WITH                                                                                                      TYPE
PNC BANK          NAME                                        OTHER BUSINESS CONNECTIONS                           OF BUSINESS
--------          ----                                        --------------------------                           -----------

Director          James E. Rohr                               President and C.E.O.                                 Bank Holding
                                                              PNC Bank, N.A.                                       Company
                                                              One PNC Plaza, 30th Floor
                                                              Pittsburgh, PA  15265

Director          Daniel M. Rooney                            President, Pittsburgh Steelers                       Football
                                                              Football Club of the National
                                                              Football League
                                                              300 Stadium Circle
                                                              Pittsburgh, PA  15212


                                                      -22-


Director          Seth E. Schofield                           Chairman                                             Airline
                                                              Base International
                                                              1479 Painters Run Road
                                                              Pittsburgh, PA 15241



                   PNC BANK, NATIONAL ASSOCIATION
                              OFFICERS


James C. Altman               Senior Vice President

Terry D. Amore                Senior Vice President

Edward V. Arbaugh, III        Senior Vice President

Robert Jones Arnold           Senior Vice President

James N. Atteberry            Senior Vice President

Lila M. Bachelier             Senior Vice President

James C. Baker                Senior Vice President

R. Perrin Baker               Chief Market Counsel, Northwest PA

James R. Bartholomew          Senior Vice President

Peter R. Begg                 Senior Vice President

Constance A. Bentzen          Senior Vice President

Donald G. Berdine             Senior Vice President

Ben Berzin, Jr.               Senior Vice President

James H. Best                 Senior Vice President

Paul A. Best                  Senior Vice President

Michael J. Beyer              Senior Vice President

R. Bruce Bickel               Senior Vice President

Karen E. Blair                Senior Vice President

Ronald R. Blankenbuehler      Senior Vice President

Eva T. Blum                   Senior Vice President

Ronald L. Bovill              Senior Vice President

George Brikis                 Executive Vice President

Dennis P. Brenckle            Regional President, Central PA Market

Michael Brundage              Senior Vice President

Donna L. Burge                Senior Vice President

Jane Wilson Burks             Senior Vice President

              PNC BANK, NATIONAL ASSOCIATION
                        OFFICERS



Douglas H. Burr                Senior Vice President

David D. Burrow                Senior Vice President

Anthony J. Cacciatore          Senior Vice President

Richard C. Caldwell            Executive Vice President

Craig T. Campbell              Senior Vice President

William L. Campbell            Senior Vice President

J. Richard Carnall             Executive Vice President

Donald R. Carroll              Senior Vice President

Edward V. Caruso               Executive Vice President

Kevin J. Cecil                 Senior Vice President

Rhonda S. Chatzkel             Senior Vice President

Chaomei Chen                   Senior Vice President

Sandra Chickeletti             Assistant Secretary

Thomas P. Ciak                 Assistant Secretary

Peter K. Classen               Regional President, PNC Bank, Northeast, Pa

James P. Conley                Senior Vice President/Credit Policy

Andra D. Cochran               Senior Vice President

William Harvey Coggin          Senior Vice President

Sharon Coghlan                 Coordinating Market Chief Counsel, Philadelphia

John F. Colligan               Senior Vice President

James P. Conley                Senior Vice President

C. David Cook                  Senior Vice President

Robert F. Crouse               Senior Vice President

Peter M. Crowley               Senior Vice President

Keith P. Crytzer               Senior Vice President

John J. Daggett                Senior Vice President

Peter J. Danchak               Senior Vice President

Richard Devore                 Senior Vice President

James N. Devries               Senior Vice President

              PNC BANK, NATIONAL ASSOCIATION
                        OFFICERS


Anuj Dhanda                    Senior Vice President

Victor M. DiBattista           Chief Regional Counsel

Frank H. Dilenschneider        Senior Vice President

Thomas C. Dilworth             Senior Vice President

Alfred J. DiMatties            Senior Vice President

Robert D. Edwards              Senior Vice President

Tawana L. Edwards              Senior Vice President

David J. Egan                  Senior Vice President

Richard M. Ellis               Senior Vice President

Lynn Fox Evans                 Senior Vice President & Controller

William E. Fallon              Senior Vice President

James M. Ferguson, III         Senior Vice President

Charles J. Ferrero             Senior Vice President

Frederick C. Frank, III        Executive Vice President

William J. Friel               Executive Vice President

Brian K. Garlock               Senior Vice President

Leigh Gerstenberger            Senior Vice President

Donald W. Giffin, Jr.          Senior Vice President

Richard C. Grace               Senior Vice President

James G. Graham                Executive Vice President

Craig Davidson Grant           Senior Vice President

Barbara J. Griec               Senior Vice President

Thomas M. Groneman             Senior Vice President

Thomas Grundman                Senior Vice President

John C. Haller                 Regional President, Ohio Market

Michael J. Hannon              Senior Vice President

Michael N. Harreld             Regional President, Kentucky Market

Michael J. Harrington          Senior Vice President

Maurice H. Hartigan, II        Executive Vice President

              PNC BANK, NATIONAL ASSOCIATION
                        OFFICERS




G. Thomas Hewes                Senior Vice President

Gregory A. Hoeck               Executive Vice President

Susan G. Holt                  Senior Vice President

Sylvan M. Holzer               Regional President, Pittsburgh Market

William D. Hummel              Senior Vice President

Wayne P. Hunley                Senior Vice President

John M. Infield                Senior Vice President

S. Terry Irvin                 Executive Vice President

Philip C. Jackson              Senior Vice President

Lawrence W. Jacobs             Senior Vice President

Robert Greg Jenkins            Senior Vice President

William J. Johns               Controller

Craig M. Johnson               Senior Vice President, Comptroller

Eric C. Johnson                Senior Vice President

William R. Johnson             Audit Director

Edward C. Johnson              Senior Vice President

Robert D. Kane, Jr             Senior Vice President

Jack Kelly                     Senior Vice President

Michael D.Kelsey               Chief Compliance Counsel

Geoffrey R. Kimel              Senior Vice President

Randall C. Kin                 Senior Vice President

James M. Kinsan, Jr.           Senior Vice President

Christopher . Knoll            Senior Vice President

William Koss                   Executive Vice President

Richard C.Krauss               Senior Vice President

Frank R. repp                  Senior Vice President & Chief Credit
                               Policy Officer

Thomas F. Lamb                  Senior Vice President

Kenneth P. Leckey              Senior Vice President & Cashier

              PNC BANK, NATIONAL ASSOCIATION
                        OFFICERS


Marilyn R. Levins              Senior Vice President

Carl J. Lisman                 Executive Vice President

Richard J. Lovett              Senior Vice President

Stephen F. Lugarich            Senior Vice President

Brian S. MacConnell            Senior Vice President

Jane E. Madio                  Senior Vice President

Linda R. Manfredonia           Senior Vice President

Nicholas M. Marsini, Jr.       Senior Vice President

John A. Martin                 Senior Vice President

David O. Matthews              Senior Vice President

Dennis McChesney               Executive Vice President

Walter B. McClellan            Senior Vice President

James F. McGowan               Senior Vice President

Timothy McInerney              Senior Vice President

Charlotte B. McLaughlin        Senior Vice President

Kim D. McNeil                  Senior Vice President

Charles R. McNutt              Senior Vice President

James W. Meighen               Senior Vice President

James C. Mendelson             Senior Vice President

Theodore Lang Merhoff          Senior Vice President

Darryl Metzger                 Senior Vice President

Scott C. Meves                 Senior Vice President

Ralph S. Michael, III          Executive Vice President

James P. Mikula                Senior Vice President

Robert J. Miller, Jr.          Senior Vice President

Melanie Millican               Senior Vice President

Robert G. Mills                Assistant Secretary

J. William Mills, III          Senior Vice President

Francine Miltenberger          Senior Vice President

              PNC BANK, NATIONAL ASSOCIATION
                        OFFICERS


Chester A. Misbach             Senior Vice President

Barbara A. Misner              Senior Vice President

D. Bryant Mitchell, II         Executive Vice President

Michael D. Moll                Senior Vice President

Christopher N. Moravec         Senior Vice President

Thomas R. Moore                Vice President and Secretary

Marlene D. Mosco               Regional President Northwest PA Market

Peter F. Moylan                Senior Vice President

Ronald J. Murphy               Executive Vice President

Saiyid T. Naqvi                Executive Vice President

Michael B. Nelson              Executive Vice President

Jill V. Niedweske              Senior Vice President

Thomas J. Nist                 Senior Vice President

John L. Noelcke                Senior Vice President

Thomas H. O'Brien              Chairman

Cynthia G. Osofsky             Senior Vice President

Thomas E. Paisley, III         Senior Vice President

Daniel J. Pavlick              Senior Vice President

David M. Payne                 Senior Vice President

John Pendergrass               Senior Vice President

W. David Pendl                 Senior Vice President

Stephen D. Penn                Senior Vice President

Frank Pomor                    Senior Vice President

Helen P. Pudlin                Senior Vice President

Wayne Pulliam                  Senior Vice President

Arthur F. Radman, III          Senior Vice President

Gordon L. Ragan                Senior Vice President

Edward E. Randall              Senior Vice President

Robert Q. Reilly               Senior Vice President

              PNC BANK, NATIONAL ASSOCIATION
                        OFFICERS


Jesse S. Reinhardt             Senior Vice President

Ronald J. Retzler              Senior Vice President

Richard C. Rhoades             Senior Vice President

Charles M. Rhodes, Jr.         Senior Vice President

Rodger L. Rickenbrode          Senior Vice President

Bryan W. Ridley                Senior Vice President

W. Alton Roberts               Senior Vice President

James E. Rohr                  President and Chief Executive Officer

James C. Rooks                 Senior Vice President

Peter M. Ross                  Senior Vice President

Suzanne C. Ross                Senior Vice President

Gerhard Royer                  Senior Vice President

Robert T. Saltarelli           Senior Vice President

Robert V. Sammartino           Senior Vice President

William Sayre, Jr.             Senior Vice President

Stephen C. Schatterman         Senior Vice President

Peter H. Schryver              Senior Vice President

Richard A. Seymour             Senior Vice President

Timothy G. Shack               Senior Vice President

Douglas E. Shaffer             Senior Vice President

Bruce Shipley                  Senior Vice President

Alfred A. Silva                Executive Vice President

George R. Simon                Senior Vice President

J. Max Smith                   Senior Vice President

Richard L. Smoot               President and CEO of PNC Bank, Philadelphia

Timothy N. Smyth               Senior Vice President

Richard R. Soeder              Senior Vice President

Darcel H. Steber               Senior Vice President

Melvin A. Steele               Senior Vice President

              PNC BANK, NATIONAL ASSOCIATION
                        OFFICERS


Richard Stegemeier             Senior Vice President

Ted K. Stirgwolt               Senior Vice President

Donald N. Stolper              Executive Vice President

Connie Bond Stuart             Senior Vice President

Lon E. Susak                   Senior Vice President

Stephen L. Swanson             Executive Vice President

Ronald L. Tassone              Senior Vice President

Frank A. Taucher               Senior Vice President

John T. Taylor                 Senior Vice President

Peter W. Thompson              Senior Vice President

Jane B. Tompkins               Senior Vice President

Alex T. Topping                Senior Vice President

Kevin M. Tucker                Senior Vice President

William H. Turner              Regional President, Northern
                               New Jersey Market

William Thomps Tyrrell         Senior Vice President

Alan P. Vail                   Senior Vice President

Michael B. Vairin              Senior Vice President

Ellen G. Vander Horst          Executive Vice President

Ronald H. Vicari               Senior Vice President

Patrick M. Wallace             Senior Vice President

Bruce E. Walton                Executive Vice President

Annette M. Ward-Kredel         Senior Vice President

Leonard A. Watkins             Senior Vice President

Frances A. Wilkinson           Assistant Secretary

Robert S. Wrath                Senior Vice President

Mark F. Wheeler                Senior Vice President

George Whitmer                 Senior Vice President

Gary G. Wilson                 Senior Vice President

Nancy B. Wolcott               Executive Vice President

              PNC BANK, NATIONAL ASSOCIATION
                        OFFICERS

Arlene M. Yocum                Senior Vice President

Carole Yon                     Senior Vice President

George L. Ziminski, Jr.        Senior Vice President




(1) PNC Bank, National Association, 120 S. 17th Street, Philadelphia, PA 19103 1600 Market Street, Philadelphia, PA 19103
         17th and Chestnut Streets, Philadelphia, PA 19103

(2)      PNC National Bank, 103 Bellevue Parkway, Wilmington, DE  19809.

(3)      PFPC Inc., 103 Bellevue Parkway, Wilmington, DE  19809.

(4)      PNC Service Corp, 103 Bellevue Parkway, Wilmington, DE  19809.

(5) Provident Capital Management, Inc., 30 S. 17th Street, Suite 1500, Philadelphia, PA 19103.

(6)      PNC Investment Corp., Broad and Chestnut Street, Philadelphia, PA
         19101.

(7) Provident Realty Management, Inc., Broad and Chestnut Streets, Philadelphia, PA 19101.

(8)      Provident Realty, Inc., Broad and Chestnut Streets, Philadelphia, PA
         19101.

(9)      PNC Bancorp, Inc., 222 Delaware Avenue, Wilmington, DE  19810

(10) PNC New Jersey Credit Corp, 1415 Route 70 East, Suite 604, Cherry Hill, NJ 08034.

(11)     PNC Trust Company of New York, 40 Broad Street, New York, NY  10084.

(12)     Provcor Properties, Inc., Broad and Chestnut Streets, Philadelphia,
         PA  19101.

(13)     PNC Credit Corp, 103 Bellevue Parkway, Wilmington, DE  19809.

(14)     PNC Bank Corp., 5th Avenue and Wood Streets, Pittsburgh, PA  15265.

(15) PNC Bank, New Jersey, National Association, Woodland Falls Corporate Park, 210 Lake Drive East, Cherry Hill, NJ 08002.

(16)     PNC Capital Corp, 5th Avenue and Woods Streets, Pittsburgh, PA  15265.

(17)     PNC Holding Corp, 222 Delaware Avenue, P.O. Box 791, Wilmington, DE
         19899.

(18)     PNC Venture Corp, 5th Avenue and Woods Streets, Pittsburgh, PA  15265.

(19)     PNC Bank, Delaware, 300 Delaware Avenue, Wilmington, DE  19801.

(20)     Bank of Delaware Corp., 300 Delaware Avenue, Wilmington, DE  19801.

(21)     Del-Vest, Inc., 300 Delaware Avenue, Wilmington, DE  19801.

(22)     Marand Corp., 222 Delaware Avenue, Wilmington, DE  19801.

(23)     Millsboro Insurance Agency, 300 Delaware Avenue, Wilmington, DE  19801.

(24)     Roney-Richards, Inc., 300 Delaware Avenue, Wilmington, DE  19801.


Item 29.  PRINCIPAL UNDERWRITER

         (a) Counsellors Securities Inc. (the "Distributor") acts as principal underwriter for the following investment companies:

         Warburg Pincus Cash Reserve Fund
         Warburg Pincus New York Tax Exempt Fund
         Warburg Pincus New York Intermediate Municipal Fund
         Warburg Pincus Intermediate Maturity Government Fund
         Warburg Pincus Fixed Income Fund
         Warburg Pincus Global Fixed Income Fund
         Warburg Pincus Capital Appreciation Fund
         Warburg Pincus Emerging Growth Fund
         Warburg Pincus International Equity Fund
         Warburg Pincus Japan OTC Fund
         Warburg Pincus Growth & Income Fund
         Warburg Pincus Balanced Fund
         Warburg Pincus Emerging Markets Fund
         Warburg Pincus Global Post-Venture Capital Fund
         Warburg Pincus Health Sciences Fund
         Warburg Pincus Institutional Fund
         Warburg Pincus Japan Growth Fund
         Warburg Pincus Post-Venture Capital Fund
         Warburg Pincus Small Company Growth Fund
         Warburg Pincus Small Company Value Fund
         Warburg Pincus Strategic Value Fund
         Warburg Pincus Trust
         Warburg Pincus Trust II


         (b) The information required by this item 29(b) is incorporated by reference to Form BD (SEC File No. 15-654) filed by the Distributor with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934.


Item 30.  LOCATION OF ACCOUNTS AND RECORDS

         (1) PNC Bank, National Association (successor by merger to Provident National Bank), 1600 Market Street, Philadelphia, PA 19103 (records relating to its functions as sub-adviser and custodian).

         (2) Counsellors Securities Inc., 466 Lexington Avenue, New York, New York 10017 (records relating to its functions as distributor).

         (3) PNC Institutional Management Corporation, Bellevue Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser, sub-adviser and administrator).

         (4) PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

         (5) Drinker Biddle & Reath LLP, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

         (6) BEA Associates, One Citicorp Center, 153 East 53rd Street, New York, New York 10022 (records relating to its function as investment adviser).

         (7) Numeric Investors, L.P., 1 Memorial Drive, Cambridge, Massachusetts 02142 (records relating to its function as investment adviser).

         (8) Boston Partners Asset Management, L.P., One Financial Center, 43rd Floor, Boston, Massachusetts 02111 (records relating to its function as investment adviser).

         (9) Schneider Capital Management Co., 460 East Swedesford Road, Suite 1080, Wayne, Pennsylvania 19087 (records relating to its function as investment adviser).

Item 31.  MANAGEMENT SERVICES

                  None.

Item 32.  UNDERTAKINGS

                  (a) Registrant hereby undertakes to hold a meeting of shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.


                  (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                                    SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 54 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilmington, and State of Delaware, on the 17th day of April, 1998.


                                            THE RBB FUND, INC.


                                            By:  /s/ Edward J. Roach
                                                     Edward J. Roach
                                                     President and Treasurer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


       SIGNATURE                          TITLE                      DATE


/s/Edward J. Roach               President (Principal            April 17, 1998
Edward J. Roach                  Executive Officer) and
                                 Treasurer (Principal
                                 Financial and Accounting
                                 Officer)


*/s/Donald van Roden             Director                        April 17, 1998
Donald van Roden

*/s/Francis J. McKay             Director                        April 17, 1998
Francis J. McKay

*/s/Marvin E. Sternberg          Director                        April 17, 1998
Marvin E. Sternberg

*/s/Julian A. Brodsky            Director                        April 17, 1998
Julian A. Brodsky

*/s/Arnold M. Reichman           Director                        April 17, 1998
Arnold M. Reichman

*/s/Robert Sablowsky             Director                        April 17, 1998
Robert Sablowsky


*By:/s/Edward J. Roach                                           April 17, 1998
    Edward J. Roach
    Attorney-in-Fact

                    THE RBB FUND, INC.
                      (the "Company")


                     POWER OF ATTORNEY


            Know All Men by These Presents, that the undersigned, Donald van Roden, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:   April 23, 1997



/s/ Donald van Roden
____________________
     Donald van Roden

                    THE RBB FUND, INC.
                      (the "Company")


                     POWER OF ATTORNEY


          Know All Men by These Presents, that the undersigned, Marvin E. Sternberg, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:   April 23, 1997



/s/ Marvin E. Sternberg
_______________________
    Marvin E. Sternberg

                    THE RBB FUND, INC.
                      (the "Company")


                     POWER OF ATTORNEY


            Know All Men by These Presents, that the undersigned, Arnold Reichman, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:   April 23, 1997



/s/ Arnold Reichman
___________________
         Arnold Reichman

                    THE RBB FUND, INC.
                      (the "Company")


                     POWER OF ATTORNEY


             Know All Men by These Presents, that the undersigned, Francis J. McKay, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:   April 23, 1997



/s/ Francis J. McKay
____________________
         Francis J. McKay

                    THE RBB FUND, INC.
                      (the "Company")


                     POWER OF ATTORNEY


            Know All Men by These Presents, that the undersigned, Julian Brodsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:   April 23, 1997



/s/ Julian Brodsky
__________________
         Julian Brodsky

                    THE RBB FUND, INC.
                      (the "Company")


                     POWER OF ATTORNEY


             Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:   April 23, 1997



/s/ Robert Sablowsky
____________________
         Robert Sablowsky

                              THE RBB FUND, INC.

                                 EXHIBIT INDEX

         Exhibits

         1(v) Form of Articles Supplementary relating to the Boston Partners Micro Cap Value Fund
                           (Institutional and Investor Classes).

         5(dd) Form of Investment Advisory Agreement (Boston Partners Micro Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P.

         6(rr)             Form of Distribution Agreement Supplement (Class
                           DDD) between Registrant and Counsellors
                           Securities, Inc.

         6(ss)             Form of Distribution Agreement Supplement (Class
                           EEE) between Registrant and Counsellors
                           Securities, Inc.

         8(t) Form of Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on behalf of the Boston Partners Micro Cap Value Fund.

         9(uuu) Form of Transfer Agency Agreement Supplement between Registrant and PFPC, Inc. (Boston Partners Micro Cap Value Fund, Institutional Class).

         9(vvv) Form of Transfer Agency Agreement Supplement between Registrant and PFPC, Inc. (Boston Partners Micro Cap Value Fund, Investor Class).

         9(www) Form of Administrative and Accounting Services Agreement between Registrant and PFPC, Inc. (Boston Partners Micro Cap Value Fund).

         10                Opinion and Consent of Counsel.

         (11)(a)           Consent of Drinker Biddle & Reath LLP.

         13(q) Form of Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes DDD and EEE (Boston Partners Micro Cap Value Fund).

         15(hhh) Form of Plan of Distribution (Boston Partners Micro Cap Value Fund Institutional Class).

         15(iii) Form of Plan of Distribution (Boston Partners Micro Cap Value Fund Investor Class).

         18                Form of Amended Rule 18f-3 Plan